UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4279

Securian Funds Trust (the successor to Advantus Series Fund, Inc.)
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota		55101-2098
(Address of principal executive offices)		(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

Filed herewith.

Bond Portfolio

Investments in Securities

March 31, 2012

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (97.8%)
Government Obligations (45.5%)
Other Government Obligations (1.7%)
Provincial or Local Government Obligations (1.7%)
County of Sarasota FL, 7.016%, 10/01/40	$515,000	$569,461
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	1,185,000	1,282,099
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28	1,050,000	1,193,902
Port Authority of New York & New Jersey, 4.926%, 10/01/51	3,055,000	3,257,669
		6,303,131
U.S. Government Agencies and Obligations (43.8%)
Federal Home Loan Mortgage Corporation (FHLMC) (13.5%)
3.500%, 10/01/25	846,628	896,744
3.500%, 01/01/42	991,208	1,021,579
4.000%, 09/01/40	1,301,200	1,375,462
4.000%, 10/01/40	1,331,464	1,394,138
4.000%, 11/01/40	3,973,917	4,212,114
4.000%, 02/01/41	949,133	1,001,522
4.000%, 08/01/41	1,935,189	2,035,958
4.000%, 04/01/42 (b)	1,820,000	1,902,753
4.500%, 01/01/41	1,901,281	2,017,178
4.500%, 02/01/41 (c)	1,437,429	1,553,009
4.500%, 03/01/41	1,891,032	2,021,669
4.500%, 04/01/41	1,897,035	2,039,944
5.000%, 04/01/35	641,939	692,422
5.000%, 08/01/35	325,640	351,248
5.000%, 11/01/35	940,391	1,014,343
5.000%, 11/01/39	1,230,254	1,356,605
5.000%, 03/01/40	5,837,409	6,439,556
5.000%, 04/01/40	1,271,590	1,381,920
5.000%, 08/01/40	829,865	893,959
5.500%, 12/01/17	205,823	224,828
5.500%, 06/01/20	377,373	412,218
5.500%, 10/01/20	589,191	639,358
5.500%, 11/01/23	451,668	495,986
5.500%, 05/01/34	2,392,343	2,663,712
5.500%, 10/01/34	1,073,089	1,185,423
5.500%, 07/01/35	1,638,152	1,792,736
5.500%, 10/01/35 (c)	1,531,086	1,691,364
5.500%, 12/01/38 (c)	1,885,862	2,068,546
6.000%, 11/01/33 (c)	1,295,023	1,469,062
6.500%, 09/01/32	172,984	197,063
6.500%, 06/01/36 (c)	1,170,992	1,328,131
7.000%, 12/01/37	798,587	912,884
		48,683,434
Federal National Mortgage Association (FNMA) (20.8%)
3.500%, 11/01/25	885,616	940,254
3.500%, 01/01/26	896,676	951,996
3.500%, 11/01/40	937,319	966,771
3.500%, 01/01/41	949,881	978,540
3.500%, 02/01/41	510,543	527,064
3.500%, 04/01/41	831,705	856,799
3.500%, 11/01/41	5,032,504	5,185,914
4.000%, 04/01/41	2,864,327	3,034,195
4.000%, 08/01/41	1,780,246	1,868,577
4.000%, 09/01/41	1,953,800	2,066,006
4.500%, 04/01/27 (b)	2,995,000	3,205,586
4.500%, 05/01/35 (b)	678,746	723,515
4.500%, 07/01/35 (b)	2,117,861	2,257,550
4.500%, 06/01/39	913,011	983,646
4.500%, 04/01/41	4,723,861	5,124,955
4.500%, 07/01/41	5,608,828	6,012,116
5.000%, 05/01/18	85,689	93,734
5.000%, 06/01/18	175,148	191,155
5.000%, 07/01/18	381,468	417,283
5.000%, 07/01/23	528,040	578,909
5.000%, 11/01/33	289,576	313,536
5.000%, 05/01/34	114,260	123,661
5.000%, 12/01/34	1,477,087	1,599,304
5.000%, 04/01/35	380,901	412,239
5.000%, 08/01/35	821,329	888,132
5.000%, 04/01/38	714,546	794,324
5.000%, 12/01/39	823,626	915,583
5.000%, 04/01/41	966,460	1,068,625
5.500%, 01/01/17	231,541	252,483
5.500%, 09/01/17	60,338	66,343
5.500%, 02/01/18	212,354	232,539
5.500%, 03/01/18	418,659	456,786
5.500%, 04/01/33 (c)	1,422,519	1,574,385
5.500%, 10/01/33	456,605	501,784
5.500%, 12/01/33	414,577	458,837
5.500%, 01/01/34	723,995	795,631
5.500%, 02/01/34	470,901	521,174
5.500%, 03/01/34	1,219,377	1,354,607
5.500%, 04/01/34 (c)	2,458,383	2,722,253
5.500%, 09/01/34	165,164	182,797
5.500%, 02/01/35	796,350	876,888
5.500%, 04/01/35	1,247,250	1,370,661
5.500%, 06/01/35	485,372	531,274
5.500%, 08/01/35	811,011	891,258
5.500%, 10/01/35	1,020,721	1,138,624
5.500%, 11/01/35	647,803	709,066
5.500%, 12/01/35	448,052	491,875
5.500%, 07/01/36	924,485	1,014,370
5.500%, 12/01/39	603,521	663,238

See accompanying notes to investments in securities.

	Principal	Value(a)
6.000%, 09/01/17	$321,735	$350,535
6.000%, 08/01/23	394,576	429,897
6.000%, 10/01/32	982,853	1,102,613
6.000%, 11/01/32	735,730	825,378
6.000%, 03/01/33	887,031	995,116
6.000%, 04/01/33	112,530	125,714
6.000%, 12/01/33	515,113	575,464
6.000%, 01/01/36	443,110	492,118
6.000%, 08/01/37	419,061	464,112
6.000%, 09/01/37	629,710	703,291
6.000%, 10/01/38	677,506	760,060
6.000%, 12/01/38	708,227	786,114
6.000%, 06/01/40	537,385	592,621
6.500%, 12/01/31	231,750	264,632
6.500%, 02/01/32	76,687	87,600
6.500%, 04/01/32	390,124	448,475
6.500%, 05/01/32	143,007	163,537
6.500%, 07/01/32	319,569	364,247
6.500%, 08/01/32	450,272	514,160
6.500%, 09/01/32	297,649	339,293
6.500%, 10/01/32	402,550	459,164
6.500%, 11/01/36	563,306	632,788
6.500%, 08/01/37	158,315	178,436
6.500%, 11/01/37	652,710	736,279
6.500%, 11/01/39	620,171	694,730
7.000%, 07/01/31	270,984	318,250
7.000%, 09/01/31	388,892	457,004
7.000%, 11/01/31	463,292	547,699
7.000%, 02/01/32	95,232	111,814
7.000%, 03/01/32	61,353	72,028
7.000%, 07/01/32	198,090	232,406
7.500%, 04/01/31	268,905	322,210
7.500%, 05/01/31	64,070	76,768
		75,111,395
Government National Mortgage Association (GNMA) (1.3%)
0.344%, 06/17/45 (d) (e)	11,133,507	227,625
4.920%, 05/16/34	691,412	725,871
5.000%, 12/15/39	67,435	75,212
5.000%, 01/15/40	1,579,057	1,755,252
5.500%, 07/15/38	987,000	1,110,086
5.500%, 10/15/38	811,848	916,136
8.500%, 10/15/22	19,344	19,900
		4,830,082
U.S. Treasury (8.2%)
U.S. Treasury Bond
2.000%, 02/15/22	2,690,000	2,638,301
3.125%, 11/15/41	3,700,000	3,549,110
5.375%, 02/15/31 (f)	5,115,000	6,879,675
U.S. Treasury Note
0.250%, 02/28/14	1,645,000	1,642,559
0.375%, 03/15/15	5,735,000	5,713,047
0.875%, 02/28/17	7,645,000	7,591,248
1.375%, 02/28/19	350,000	345,023
1.875%, 07/15/13 (g)	1,295,648	1,363,669
		29,722,632
Total government obligations (cost: $ 156,433,515)		164,650,674

Asset-Backed Securities (5.8%)
Asset-Backed Securities (5.8%)
AmeriCredit Automobile Receivables Trust
0.840%, 06/09/14	511,548	511,776
1.990%, 10/08/15	560,000	565,183
2.850%, 08/08/16	1,000,000	1,024,570
Chrysler Financial Auto Securitization Trust, 1.650%, 11/08/13	1,180,000	1,179,055
Conseco Financial Corp.
6.400%, 10/15/18	165,056	168,348
7.300%, 11/15/28	448,465	456,916
7.400%, 06/15/27	376,657	399,078
Countryplace Manufactured Housing Contract Trust, 5.200%, 12/15/35 (d) (h) (i) (j)	1,755,000	1,630,779
Countrywide Asset-Backed Certificates
5.934%, 05/25/37 (d)	1,962,640	1,286,373
5.962%, 03/25/34 (d)	761,198	420,277
Ford Credit Auto Owner Trust, 2.790%, 08/15/13	79,881	80,119
GMAC Mortgage Corp. Loan Trust
5.952%, 08/25/37 (c) (d)	3,095,000	2,006,625
6.088%, 10/25/36 (k)	1,178,477	782,032
Nordstrom Private Label Credit Card Master Note Trust, 2.280%, 11/15/19 (j)	1,400,000	1,430,774
Origen Manufactured Housing
5.700%, 01/15/35 (d)	1,395,235	1,458,498
5.730%, 11/15/35 (d)	540,035	568,771
5.860%, 06/15/36 (d)	602,820	616,633
World Financial Network Credit Card Master Trust
0.372%, 02/15/17 (d) (j)	3,080,000	3,067,991
3.960%, 04/15/19	3,000,000	3,238,067
Total asset-backed securities (cost: $ 23,290,671)		20,891,865

Other Mortgage-Backed Securities (9.3%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (1.3%)
Banc of America Alternative Loan Trust
5.536%, 11/25/35 (d)	1,081,364	27,745
5.663%, 01/25/36 (d)	325,763	2,090

See accompanying notes to investments in securities.

	Principal	Value(a)
BHN I Mortgage Fund, 0.010%, 07/01/12 (h) (i) (j) (l) (m)	$57,000	$—
BlackRock Capital Finance L.P., 7.750%, 09/25/26 (h) (j)	82,938	23,236
Credit-Based Asset Servicing and Securitization LLC, 6.240%, 10/25/36 (j) (k)	469,466	497,869
Global Mortgage Securitization Ltd.
5.250%, 04/25/32 (m)	704,835	576,984
5.250%, 11/25/32 (i) (j) (m)	1,242,940	945,437
JPMorgan Mortgage Trust
2.650%, 11/25/33 (d)	984,639	821,718
2.879%, 04/25/37 (d)	336,357	250,272
Mellon Residential Funding Corp., 6.750%, 06/25/28	48,474	51,357
Residential Accredit Loans, Inc., 5.750%, 05/25/33	1,515,495	1,368,266
		4,564,974
Commercial Mortgage-Backed Securities (8.0%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (b) (h) (j)	1,480,000	1,501,738
Asset Securitization Corp.
7.189%, 02/14/43 (d)	2,445,000	2,465,866
8.621%, 08/13/29 (d) (e)	154,877	9,528
Commercial Mortgage Asset Trust, 6.975%, 01/17/32 (d)	935,187	970,413
Commercial Mortgage Pass Through Certificates
2.365%, 02/10/29 (j)	2,310,000	2,326,050
3.288%, 12/10/44	2,470,000	2,477,635
GE Capital Commercial Mortgage Corp., 6.314%, 08/11/36 (d) (j)	1,115,000	1,118,280
Hometown Commercial Mortgage
5.506%, 11/11/38 (i) (j)	1,631,913	975,184
6.057%, 06/11/39 (i) (j)	1,588,265	1,030,697
JPMorgan Chase Commercial Mortgage Securities Corp.
1.983%, 12/05/27 (d) (e) (i) (j)	11,081,577	1,347,808
5.143%, 11/13/44 (j)	1,845,000	1,933,770
5.633%, 12/05/27 (j)	2,165,000	2,475,379
Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29 (d)	960,993	973,560
Morgan Stanley Capital I, 3.773%, 03/15/45	685,000	681,950
Multi Security Asset Trust, 5.880%, 11/28/35 (d) (i) (j)	1,540,000	973,150
Prudential Commercial Mortgage Trust, 4.775%, 02/11/36 (j)	1,080,000	1,058,479
Timberstar Trust, 6.208%, 10/15/36 (j)	2,515,000	2,668,445
Vornado DP LLC, 4.004%, 09/13/28 (j)	1,475,000	1,580,552
WF-RBS Commercial Mortgage Trust
3.667%, 11/15/44	905,000	940,741
3.791%, 02/15/44 (j)	1,485,000	1,574,330
		29,083,555
Total other mortgage-backed securities (cost: $ 37,250,126)		33,648,529

Corporate Obligations (37.2%)
Capital Goods (1.5%)
Containers-Metal / Glass (0.6%)
Ball Corp., 6.750%, 09/15/20	2,040,000	2,233,800
Manufacturing (0.9%)
Tyco International Finance SA, 8.500%, 01/15/19 (m)	2,220,000	2,877,182
Valmont Industries, Inc., 6.625%, 04/20/20	300,000	343,318
		3,220,500
Communications (1.9%)
Cable / Satellite TV (1.7%)
DISH DBS Corp., 7.750%, 05/31/15	1,820,000	2,067,975
Time Warner Cable, Inc., 5.400%, 07/02/12	3,950,000	3,995,105
		6,063,080
Telephone-Integrated (0.2%)
CenturyLink, Inc., 7.650%, 03/15/42	850,000	798,672
Consumer Cyclical (0.7%)
Auto / Truck Parts & Equipment-Original (0.1%)
Delphi Corp., 6.125%, 05/15/21 (j)	290,000	308,850
Retail (0.6%)
AutoNation, Inc., 5.500%, 02/01/20	1,735,000	1,761,025
Ltd. Brands, Inc., 5.625%, 02/15/22	510,000	514,462
		2,275,487
Consumer Staples (1.1%)
Tobacco (1.1%)
Altria Group, Inc., 10.200%, 02/06/39	2,600,000	4,031,097

See accompanying notes to investments in securities.

	Principal	Value(a)
Consumer, Non-cyclical (2.0%)
Beverages (0.5%)
Pernod-Ricard SA, 5.750%, 04/07/21 (j) (m)	$1,750,000	$1,938,135
Biotechnology (0.3%)
Gilead Sciences, Inc., 5.650%, 12/01/41	880,000	940,019
Drugstore Chains (0.8%)
CVS Pass-Through Trust
6.036%, 12/10/28	2,204,310	2,416,783
6.943%, 01/10/30	444,449	511,463
		2,928,246
Food (0.4%)
Tesco PLC, 2.000%, 12/05/14 (j) (m)	1,250,000	1,270,959
Energy (6.1%)
Oil & Gas Exploration & Production (1.3%)
QEP Resources, Inc., 5.375%, 10/01/22	1,785,000	1,769,381
Weatherford International Ltd., 5.950%, 04/15/42	1,220,000	1,211,350
WPX Energy, Inc., 5.250%, 01/15/17 (j)	1,790,000	1,781,050
		4,761,781
Oil Company-Integrated (0.8%)
Husky Energy, Inc., 3.950%, 04/15/22	2,670,000	2,687,956
Pipelines (4.0%)
El Paso Natural Gas Co., 7.500%, 11/15/26	2,205,000	2,554,667
El Paso Pipeline Partners Operating Co. LLC, 5.000%, 10/01/21	400,000	414,747
Energy Transfer Partners L.P., 9.000%, 04/15/19	2,300,000	2,852,310
Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (j)	650,000	689,813
NuStar Logistics L.P., 7.650%, 04/15/18	2,336,000	2,765,205
Sunoco Logistics Partners Operations L.P., 6.850%, 02/15/40	2,150,000	2,462,184
Western Gas Partners L.P., 5.375%, 06/01/21	1,835,000	1,967,120
Williams Partners L.P. / Williams Partners Finance Corp., 7.250%, 02/01/17	700,000	842,372
		14,548,418
Financial (13.8%)
Banks (4.7%)
Discover Bank/Greenwood, 8.700%, 11/18/19	1,355,000	1,686,150
HSBC Bank USA NA, 6.000%, 08/09/17	3,150,000	3,429,528
JPMorgan Chase Bank NA
5.875%, 06/13/16	875,000	967,825
6.000%, 07/05/17	400,000	453,280
6.000%, 10/01/17	1,575,000	1,802,132
Morgan Stanley, 6.250%, 08/28/17	1,435,000	1,511,127
PNC Bank NA, 6.875%, 04/01/18	525,000	623,393
The Goldman Sachs Group, Inc., 6.250%, 09/01/17	920,000	1,008,402
US Bank NA, 3.778%, 04/29/20 (d)	2,495,000	2,604,944
Wachovia Bank NA, 6.600%, 01/15/38	2,570,000	3,067,953
		17,154,734
Finance-Credit Card (0.7%)
Capital One Bank USA NA, 8.800%, 07/15/19	1,985,000	2,427,038
Finance-Diversified (3.1%)
Citigroup, Inc., 4.450%, 01/10/17	2,485,000	2,603,052
Discover Financial Services, 6.450%, 06/12/17	805,000	899,650
Ford Motor Credit Co. LLC
5.000%, 05/15/18	1,365,000	1,413,944
5.875%, 08/02/21	1,075,000	1,159,484
HSBC Finance Corp., 0.831%, 04/24/12 (d)	3,750,000	3,750,454
International Lease Finance Corp., 6.500%, 09/01/14 (j)	1,270,000	1,341,438
		11,168,022
Insurance (1.6%)
Metropolitan Life Global Funding I, 2.500%, 09/29/15 (j)	1,480,000	1,524,681
OneBeacon US Holdings, Inc., 5.875%, 05/15/13 (i)	487,000	501,189
StanCorp Financial Group, Inc., 6.875%, 10/01/12 (i)	2,050,000	2,109,450

See accompanying notes to investments in securities.

	Principal	Value(a)
Symetra Financial Corp., 6.125%, 04/01/16 (i) (j)	$1,710,000	$1,740,363
		5,875,683
Real Estate Investment Trust-Apartments (0.2%)
UDR, Inc., 4.625%, 01/10/22	885,000	906,002
Real Estate Investment Trust-Health Care (2.1%)
HCP, Inc.
3.750%, 02/01/19	1,235,000	1,227,733
6.700%, 01/30/18	1,060,000	1,224,403
Health Care REIT, Inc., 4.125%, 04/01/19 (b)	1,365,000	1,354,122
Healthcare Realty Trust, Inc., 5.125%, 04/01/14	1,585,000	1,651,892
Nationwide Health Properties, Inc., 6.250%, 02/01/13	1,290,000	1,335,641
Ventas Realty L.P. / Ventas Capital Corp., 4.250%, 03/01/22	885,000	859,955
		7,653,746
Real Estate Investment Trust-Office Property (0.4%)
Alexandria Real Estate Equities, Inc., 4.600%, 04/01/22	1,355,000	1,326,400
Real Estate Investment Trust-Retail (0.5%)
WEA Finance LLC / WT Finance Aust Pty Ltd., 7.500%, 06/02/14 (j)	1,580,000	1,744,833
Real Estate Operation/Development (0.5%)
Colonial Realty L.P., 5.500%, 10/01/15	1,745,000	1,840,794
Health Care (3.0%)
Drugs (0.8%)
Medco Health Solutions, Inc., 7.125%, 03/15/18	2,350,000	2,814,623
Health Care Providers & Services (0.8%)
Cigna Corp., 5.375%, 02/15/42	2,700,000	2,769,320
Coventry Health Care, Inc., 6.125%, 01/15/15	355,000	384,375
		3,153,695
Medical Labs & Testing Services (0.5%)
Quest Diagnostics, Inc., 5.750%, 01/30/40	1,780,000	1,857,706
Medical Products/Supplies (0.9%)
Aristotle Holding, Inc., 3.500%, 11/15/16 (j)	400,000	417,820
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20	2,700,000	2,762,661
		3,180,481
Industrials (0.5%)
Aerospace/Defense (0.2%)
BE Aerospace, Inc., 5.250%, 04/01/22	800,000	808,000
Containers & Packaging (0.3%)
Rock-Tenn Co., 4.450%, 03/01/19 (j)	1,065,000	1,069,785
Technology (2.1%)
Computer Software & Services (1.4%)
Hewlett-Packard Co., 3.300%, 12/09/16	3,220,000	3,350,117
Intuit, Inc., 5.750%, 03/15/17	1,505,000	1,725,830
		5,075,947
Software (0.7%)
BMC Software, Inc., 4.250%, 02/15/22	1,625,000	1,629,084
Dun & Bradstreet Corp., 2.875%, 11/15/15	940,000	968,327
		2,597,411
Transportation (2.5%)
Airlines (1.7%)
America West Airlines 2000-1 Pass Through Trust, 8.057%, 01/02/22	577,424	597,634
Continental Airlines 2006-1 Class G Pass Through Trust, 0.834%, 06/02/15 (d)	1,788,219	1,716,691
United Air Lines, Inc., 10.400%, 05/01/18	1,620,177	1,847,001
US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/24	1,756,417	1,782,763
		5,944,089
Transport-Rail (0.8%)
BNSF Funding Trust I, 6.613%, 12/15/55 (d)	2,860,000	2,974,400

See accompanying notes to investments in securities.

	Principal	Value(a)
Utilities (2.0%)
Electric Companies (1.3%)
CMS Energy Corp., 8.750%, 06/15/19	$1,725,000	$2,103,844
Southwestern Electric Power Co., 5.550%, 01/15/17	2,230,000	2,505,481
		4,609,325
Electric-Integrated (0.7%)
CMS Energy Corp., 2.750%, 05/15/14	580,000	580,251
The Cleveland Electric Illuminating Co., 5.950%, 12/15/36	1,855,000	1,994,940
		2,575,191
Total corporate obligations (cost: $ 130,018,048)		134,764,905
Total long-term debt securities (cost: $ 346,992,360)		353,955,973

	Shares
Short-Term Securities (2.5%)
Investment Companies (2.5%)
Dreyfus Treasury Cash Management Fund, current rate 0.010%	3,275,318	3,275,318
JPMorgan U.S. Government Money Market Fund, current rate 0.010%	5,000,000	5,000,000
SEI Investments Treasury Mutual Funds, current rate 0.010%	746,592	746,592
Total short-term securities (cost: $ 9,021,910)		9,021,910
Total investments in securities (cost: $ 356,014,270) (n)		362,977,883
Liabilities in excess of cash and other assets (-0.3%)		(1,187,699)
Total net assets (100.0%)		$361,790,184

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	At March 31, 2012 the total cost of investments issued on a when-issued or forward commitment basis was $10,922,015.
(c)	All or a portion of security pledged as collateral for when-issued purchase commitment outstanding as of March 31, 2012.
(d)	Variable rate security.
(e)

Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(f)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2012, securities with an aggregate market value of $269,000 have been segregated to cover margin requirements for the following open futures contracts:

Type (Expiration)	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note (June 2012)	25	Long	(4,347)
5 Year U.S. Treasury Note (June 2012)	200	Long	(166,027)
10 Year U.S. Treasury Note (June 2012)	188	Short	347,716
	413		$177,342

(g)

U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h)	These securities are being fair-valued according to procedures approved by the Board of Directors.
(i)	Illiquid security. (See Note 3.)
(j)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.

(k)	Represents a security that remains at a specified coupon until a predetermined date, at which time the next stated rate becomes the effective rate.
(l)	Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.
(m)	The Portfolio held 2.1% of net assets in foreign securities at March 31, 2012.
(n)	At March 31, 2012 the cost of securities for federal income tax purposes was $356,252,292. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$14,977,219
Gross unrealized depreciation	(8,251,628)
Net unrealized appreciation	$6,725,591

See accompanying notes to investments in securities.

Money Market Portfolio

Investments in Securities

March 31, 2012

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Short-Term Securities (102.1%)
Commercial Paper (25.4%)
Consumer Staples (8.9%)
Beverages (2.4%)
Coca-Cola Co.
0.081%, 04/10/12 (b)	$1,000,000	$999,980
0.122%, 04/17/12 (b)	1,500,000	1,499,920
		2,499,900
Food (2.9%)
Nestle Capital Corp.
0.041%, 04/09/12 (b)	1,500,000	1,499,987
0.101%, 05/29/12 (b)	1,500,000	1,499,758
		2,999,745
Personal Care (3.6%)
Proctor & Gamble Co.
0.101%, 04/24/12 (b)	1,750,000	1,749,888
0.122%, 06/01/12 (b)	2,000,000	1,999,594
		3,749,482
Financial (7.7%)
Auto Finance (1.4%)
American Honda Finance, 0.162%, 04/18/12	1,500,000	1,499,887
Diversified Financial Services (3.4%)
General Electric Capital Corp.
0.122%, 05/18/12	2,500,000	2,499,608
0.122%, 05/21/12	1,000,000	999,833
		3,499,441
Insurance (2.9%)
Massachusetts Mutual Life Insurance Co., 0.152%, 04/19/12 (b)	1,500,000	1,499,888
MetLife Funding, Inc., 0.132%, 05/11/12	1,500,000	1,499,783
		2,999,671
Government (2.9%)
Sovereign (2.9%)
Province of Ontario, 0.122%, 04/30/12	3,000,000	2,999,710
Health Care (4.5%)
Health Care Equipment & Supplies (1.7%)
Medtronic, Inc., 0.101%, 04/26/12 (b)	1,750,000	1,749,878
Medical Labs & Testing Services (2.8%)
Roche Holdings, Inc., 0.071%, 04/13/12 (b)	3,000,000	2,999,930
Industrials (1.4%)
Electrical Equipment (1.4%)
Emerson Electric Co, 0.122%, 05/14/12 (b)	1,500,000	1,499,785
Total commercial paper (cost: $ 26,497,429)		26,497,429

Corporate Bonds & Notes (22.5%)
Financial (16.2%)
Banks (14.3%)
Bank of America Corp., 0.854%, 06/22/12 (c)	5,220,000	5,228,459
JPMorgan Chase & Co., 0.599%, 06/25/12 (c)	3,000,000	3,000,979
US Bank NA, 0.779%, 10/26/12 (c)	3,940,000	3,944,976
Wachovia Corp., 0.691%, 04/23/12 (c)	2,720,000	2,720,064
		14,894,478
Diversified Financial Services (1.9%)
New York Life Global Funding, 0.543%, 08/22/12 (c) (d)	2,025,000	2,026,829
Government (2.3%)
Sovereign (2.3%)
Lloyds TSB Bank PLC, 1.581%, 04/02/12 (c) (d)	2,400,000	2,400,065
Health Care (1.9%)
Insurance (1.9%)
MetLife Institutional Funding II, 0.875%, 12/07/12 (c) (d)	2,000,000	2,000,000
Technology (0.5%)
Computer Hardware (0.5%)
International Business Machines Corp., 0.504%, 06/15/12 (c)	500,000	500,069
Utilities (1.6%)
Utilities (1.6%)
Northern States Power Co., 8.000%, 08/28/12	1,585,000	1,634,336
Total corporate bonds & notes (cost: $ 23,455,777)		23,455,777

See accompanying notes to investments in securities.

	Principal	Value(a)
U.S. Government Obligations (34.7%)
Discount Notes (18.7%)
Federal Home Loan Mortgage Corporation
0.051%, 04/20/12	$3,000,000	$2,999,921
0.061%, 04/03/12	2,500,000	2,499,992
Federal National Mortgage Association
0.051%, 04/04/12	2,000,000	1,999,992
0.071%, 05/02/12	1,500,000	1,499,910
0.071%, 05/21/12	1,500,000	1,499,854
0.091%, 04/11/12	1,500,000	1,499,962
0.091%, 05/09/12	2,500,000	2,499,762
0.330%, 11/23/12 (c)	5,000,000	5,003,288
		19,502,681
U.S. Treasury (16.0%)
U.S. Treasury Bill
0.005%, 04/05/12	2,000,000	1,999,999
0.013%, 04/12/12	1,000,000	999,996
0.013%, 04/19/12	1,000,000	999,994
0.047%, 06/07/12	3,000,000	2,999,743
0.056%, 05/17/12	2,000,000	1,999,858
0.056%, 05/24/12	2,000,000	1,999,837
0.068%, 05/10/12	1,500,000	1,499,890
0.074%, 04/12/12	2,000,000	1,999,956
0.081%, 04/19/12	750,000	749,970
0.091%, 05/03/12	1,500,000	1,499,880
		16,749,123
Total U.S. government obligations (cost: $ 36,251,804)		36,251,804
Other Short-Term Investments (7.6%)
Asset Backed Securities (7.6%)
CNH Equipment Trust, 0.548%, 01/04/13	312,152	312,152
Ford Credit Auto Lease Trust
0.358%, 03/15/13 (d)	1,978,230	1,978,230
0.480%, 11/15/12 (d)	166,897	166,897
Ford Credit Auto Owner Trust, 0.449%, 02/15/13 (d)	428,215	428,215
Harley-Davidson Motorcycle Trust, 0.289%, 09/04/12	38,270	38,270
Honda Auto Receivables Owner Trust, 0.413%, 03/15/13	707,442	707,442
Huntington Auto Trust, 0.342%, 03/15/13	1,000,000	1,000,000
John Deere Owner Trust, 0.379%, 03/15/13	1,340,000	1,340,000
Nissan Auto Lease Trust, 0.350%, 10/15/12	264,495	264,495
Santander Drive Auto Receivables Trust, 0.372%, 09/17/12	229,161	229,161
Volkswagen Auto Lease Trust, 0.461%, 11/20/12	348,225	348,225
Volkswagen Auto Loan Enhanced Trust, 0.439%, 01/22/13	981,323	981,323
World Omni Auto Receivables Trust, 0.411%, 11/15/12	195,117	195,117
Total other short-term investments (cost: $ 7,989,527)		7,989,527

	Shares
Investment Companies (11.9%)
Federated Government Obligations Fund, current rate 0.010%	4,550,000	4,550,000
JPMorgan U.S. Government Money Market Fund, current rate 0.010%	2,500,000	2,500,000
STIT-Government & Agency Portfolio, current rate 0.020%	4,000,000	4,000,000
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	1,321,872	1,321,872
Total investment companies (cost: $ 12,371,872)		12,371,872
Total investments in securities (cost: $ 106,566,409) (e)		106,566,409
Liabilities in excess of cash and other assets (-2.1%)		(2,241,858)
Total net assets (100.0%)		$104,324,551

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)

Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 16.3% of the Portfolio’s net assets as of March 31, 2012.

(c)	Variable rate security.
(d)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.

(e)	Also represents the cost of securities for federal income tax purposes at March 31, 2012.

See accompanying notes to investments in securities.

Mortgage Securities Portfolio

Investments in Securities

March 31, 2012

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (96.5%)
Government Obligations (84.1%)
U.S. Government Agencies and Obligations (84.1%)
Federal Home Loan Mortgage Corporation (FHLMC) (18.7%)
3.500%, 10/01/25	$423,314	$448,372
3.500%, 01/01/42	495,604	510,789
4.000%, 09/01/40	867,467	916,975
4.000%, 03/01/41	942,932	998,515
4.000%, 04/01/42 (b)	4,755,000	4,971,204
4.500%, 07/15/33	180,684	186,630
4.500%, 09/01/40	823,781	873,996
4.500%, 01/01/41	950,640	1,008,589
4.500%, 03/01/41	945,516	1,010,835
4.500%, 04/01/42 (b)	1,000,000	1,060,312
5.000%, 04/15/17 (c)	1,100	1,100
5.000%, 03/01/23	248,530	267,592
5.000%, 05/01/29	182,622	196,812
5.000%, 05/15/31	4,053	4,053
5.000%, 08/01/35 (c)	358,376	386,559
5.000%, 11/01/35 (c)	391,392	422,171
5.000%, 11/01/39 (c)	1,509,514	1,664,545
5.000%, 03/01/40	849,184	941,440
5.500%, 06/01/20 (c)	251,582	274,812
5.500%, 10/01/20 (c)	420,724	456,548
5.500%, 11/01/23	451,668	495,986
5.500%, 05/01/34 (c)	561,426	625,109
6.000%, 09/01/22 (c)	308,320	335,982
6.000%, 11/01/33 (c)	670,392	760,486
6.250%, 12/15/23	283,706	320,268
6.500%, 11/01/32	155,449	176,941
		19,316,621
Federal National Mortgage Association (FNMA) (49.8%)
3.140%, 08/01/15	1,500,000	1,582,902
3.500%, 11/01/25	195,707	207,781
3.500%, 01/01/26	448,338	475,998
3.500%, 04/01/27 (b)	175,000	183,531
3.500%, 06/25/33	15,981	16,055
3.500%, 11/01/40	468,660	483,385
3.500%, 01/01/41	850,608	875,388
3.500%, 11/01/41	789,412	813,477
4.000%, 04/01/41	286,899	303,913
4.000%, 04/01/42 (b)	1,435,000	1,504,508
4.500%, 04/01/21	39,056	41,948
4.500%, 11/01/23	213,869	231,184
4.500%, 07/25/24	605,000	667,970
4.500%, 04/01/25	562,493	602,384
4.500%, 05/01/35 (b)	977,160	1,041,612
4.500%, 07/01/35 (b)	909,896	969,910
4.500%, 09/01/37 (b)	1,114,396	1,187,900
4.500%, 04/01/42 (b)	2,820,000	2,999,335
5.000%, 05/01/18 (c)	402,737	440,549
5.000%, 10/01/20 (c)	229,342	249,154
5.000%, 06/25/23	500,000	558,374
5.000%, 11/01/33 (c)	1,003,355	1,086,374
5.000%, 03/01/34 (c)	2,420,591	2,620,121
5.000%, 05/01/34	265,020	286,824
5.000%, 12/01/34	232,999	252,278
5.000%, 04/01/35	380,901	412,239
5.000%, 07/01/35	2,313,494	2,504,067
5.000%, 06/01/39	764,552	849,912
5.000%, 12/01/39	712,437	791,979
5.000%, 06/01/40	336,889	369,870
5.000%, 04/01/41	483,230	534,312
5.500%, 01/01/17	192,951	210,402
5.500%, 02/01/18	229,572	251,394
5.500%, 03/01/18 (c)	528,557	576,692
5.500%, 08/01/23	309,273	340,261
5.500%, 02/01/24 (c)	368,209	405,103
5.500%, 04/01/33 (c)	1,016,085	1,124,561
5.500%, 05/01/33	117,564	129,196
5.500%, 10/01/33 (c)	913,209	1,003,568
5.500%, 01/01/34	245,872	270,200
5.500%, 02/01/34	157,069	172,610
5.500%, 03/01/34 (c)	1,898,423	2,117,708
5.500%, 04/01/34 (c)	1,902,833	2,112,689
5.500%, 05/01/34	72,396	79,435
5.500%, 09/01/34 (c)	550,546	609,322
5.500%, 10/01/34	373,599	410,565
5.500%, 01/01/35	566,247	623,513
5.500%, 02/01/35	794,054	876,587
5.500%, 06/01/35	82,735	90,559
5.500%, 08/01/35	342,946	376,879
5.500%, 10/01/35	151,319	168,798
5.500%, 09/01/36 (c)	947,998	1,040,169
5.500%, 05/01/38	71,935	78,445
6.000%, 09/01/32	73,911	82,917
6.000%, 10/01/32 (c)	896,962	1,006,257
6.000%, 11/01/32 (c)	740,679	830,931
6.000%, 03/01/33 (c)	830,293	931,464
6.000%, 04/01/33	283,862	317,120
6.000%, 12/01/33	208,872	233,344
6.000%, 08/01/34	280,290	313,016
6.000%, 09/01/34	162,629	180,896
6.000%, 11/01/34	84,389	93,868
6.000%, 12/01/34 (c)	790,965	879,805
6.000%, 11/01/36	151,797	168,491
6.000%, 01/01/37	1,118,870	1,239,820
6.000%, 08/01/37	419,061	464,112
6.000%, 09/01/37	426,592	476,439
6.000%, 12/01/37	254,740	282,278
6.000%, 12/01/38	430,777	478,152
6.500%, 11/01/23	189,100	208,424

See accompanying notes to investments in securities.

	Principal	Value(a)
6.500%, 02/01/32	$639,550	$730,730
6.500%, 04/01/32	239,501	275,324
6.500%, 05/01/32	102,148	116,812
6.500%, 07/01/32	835,961	953,301
6.500%, 09/01/32	15,835	18,035
6.500%, 09/01/34	59,886	67,890
6.500%, 11/01/34	37,400	42,399
6.500%, 03/01/35	402,581	458,529
6.500%, 02/01/36	201,604	227,542
6.500%, 06/01/36	305,578	345,148
6.500%, 08/01/37	102,245	115,240
6.500%, 09/01/37 (c)	591,545	667,283
7.000%, 09/01/31	314,259	371,584
7.000%, 11/01/31	45,421	53,696
7.000%, 02/01/32	218,853	257,033
7.000%, 07/01/32 (c)	36,932	43,349
7.000%, 10/01/37 (c)	44,877	51,441
7.500%, 04/01/31	90,187	108,065
		51,304,625
Government National Mortgage Association (GNMA) (15.5%)
0.012%, 03/16/42 (d) (e)	5,660,564	57
0.344%, 06/17/45 (d) (e)	7,781,407	159,091
0.463%, 03/16/34 (d) (e)	4,726,375	67,171
0.643%, 07/16/40 (d) (e)	2,101,894	43,627
3.500%, 11/15/40	495,886	517,783
4.000%, 07/20/31	772,617	864,508
4.000%, 12/20/40	1,871,232	2,023,647
4.000%, 02/15/41	961,715	1,038,119
4.000%, 10/15/41	985,199	1,061,929
4.000%, 04/01/42 (b)	2,655,000	2,849,147
4.500%, 06/15/40	800,130	877,744
4.920%, 05/16/34	345,706	362,935
5.000%, 05/15/33 (c)	425,145	470,857
5.000%, 12/15/39	185,445	206,833
5.000%, 01/15/40	2,368,585	2,632,878
5.000%, 07/15/40	1,543,431	1,710,345
5.500%, 07/15/38 (c)	516,456	580,862
5.500%, 10/15/38	427,640	482,574
		15,950,107
Vendee Mortgage Trust (0.1%)
Vendee Mortgage Trust, 7.793%, 02/15/25	80,991	93,865
Total government obligations (cost: $83,284,409)		86,665,218
Asset-Backed Securities (4.8%)
Asset-Backed Securities (4.8%)
ABFS Mortgage Loan Trust, 7.490%, 12/25/31 (d)	272,198	196,191
Ally Auto Receivables Trust, 2.900%, 05/15/17 (f)	140,000	143,232
AmeriCredit Automobile Receivables Trust, 2.190%, 02/08/16	220,000	222,559
Conseco Financial Corp.
7.300%, 11/15/28	215,756	219,822
7.650%, 10/15/27 (d)	133,237	135,511
8.300%, 11/15/19	113,563	115,661
Countryplace Manufactured Housing Contract Trust, 4.800%, 12/15/35 (c) (d) (f) (g) (h)	812,544	815,210
Credit-Based Asset Servicing and Securitization LLC, 5.970%, 10/25/36 (c) (d) (f)	804,799	831,447
Ford Credit Auto Owner Trust, 3.220%, 03/15/16	270,000	278,423
Nordstrom Private Label Credit Card Master Note Trust, 2.280%, 11/15/19 (f)	210,000	214,616
Origen Manufactured Housing
4.750%, 08/15/21	349,779	351,341
5.910%, 01/15/37	550,000	572,623
Santander Drive Auto Receivables Trust, 3.020%, 10/17/16 (f)	495,000	491,939
Structured Asset Securities Corp., 6.290%, 11/25/32 (d)	101,480	85,389
Vanderbilt Mortgage Finance
6.210%, 05/07/26	115,614	120,674
6.555%, 03/07/23 (d)	80,104	80,047
7.320%, 09/07/25 (d)	146,967	148,637
Total asset-backed securities (cost: $ 5,059,757)		5,023,322
Other Mortgage-Backed Securities (7.6%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (2.4%)
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29 (h)	316,271	291,118
BHN I Mortgage Fund
0.010%, 07/01/12 (f) (g) (h) (i) (j)	50,980	—
1.000%, 03/25/13 (d) (f) (g) (h) (i) (j)	10,000	—
7.540%, 05/31/17 (f) (g) (h) (i) (j)	425	—
BlackRock Capital Finance L.P., 7.750%, 09/25/26 (f) (h)	791,097	221,631
Global Mortgage Securitization Ltd.
5.250%, 04/25/32 (j)	452,357	370,303
5.250%, 11/25/32 (c) (f) (g) (j)	1,031,875	787,514
5.399%, 04/25/32 (d) (j)	333,340	218,356
JPMorgan Mortgage Trust
2.650%, 11/25/33 (d)	245,066	242,646

See accompanying notes to investments in securities.

	Principal	Value(a)
3.215%, 07/25/35 (d)	$10,080	$4
Prudential Home Mortgage Securities
7.886%, 09/28/24 (d) (f)	3,915	2,789
7.900%, 04/28/22 (f)	84,172	72,663
Residential Accredit Loans, Inc., 6.250%, 03/25/14 (f)	31,254	28,556
Structured Adjustable Rate Mortgage Loan Trust, 5.400%, 11/25/35 (d)	1,065,000	190,432
Structured Asset Mortgage Investments, Inc., 4.174%, 05/02/30 (d) (h)	21,815	14,437
		2,440,449
Commercial Mortgage-Backed Securities (5.2%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (b) (f) (h)	420,000	426,169
Asset Securitization Corp.
8.621%, 08/13/29 (f) (g) (h) (e)	366,657	22,557
8.621%, 08/13/29 (d) (e)	552,342	33,981
Commercial Mortgage Pass Through Certificates
2.365%, 02/10/29 (f)	690,000	694,794
3.069%, 12/10/44	750,000	760,621
GMAC Commercial Mortgage Sec., 5.940%, 07/01/13 (g) (h) (k)	5,806	6,139
Hometown Commercial Mortgage, 5.506%, 11/11/38 (f) (g)	864,457	516,575
JP Morgan Chase Commercial Mortgage Securities Corp., 3.364%, 11/13/44 (f)	600,000	624,817
JPMorgan Chase Commercial Mortgage Securities Corp.
1.983%, 12/05/27 (d) (e) (f) (g)	3,680,858	447,688
4.625%, 03/15/46	110,117	111,520
LB-UBS Commercial Mortgage Trust, 5.281%, 06/15/36 (d)	500,000	528,668
Multi Security Asset Trust, 5.880%, 11/28/35 (d) (f) (g)	990,000	617,100
Prudential Commercial Mortgage Trust, 4.775%, 02/11/36 (f)	485,000	475,335
WF-RBS Commercial Mortgage Trust, 3.667%, 11/15/44	125,000	129,937
		5,395,901
Total other mortgage-backed securities (cost: $ 10,972,788)		7,836,350
Total long-term debt securities (cost: $ 99,316,954)		99,524,890

	Shares
Short-Term Securities (16.9%)
Investment Companies (16.9%)
Dreyfus Treasury Cash Management Fund, current rate 0.010%	7,580,498	7,580,498
JPMorgan U.S. Government Money Market Fund, current rate 0.010%	9,800,000	9,800,000
Total short-term securities (cost: $ 17,380,498)		17,380,498
Total investments in securities (cost: $ 116,697,452) (l)		116,905,388
Liabilities in excess of cash and other assets (-13.4%)		(13,835,543)
Total net assets (100.0%)		$103,069,845

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	At March 31, 2012 the total cost of investments issued on a when-issued or forward commitment basis was $17,203,348.
(c)	All or a portion of security pledged as collateral for when-issued purchase commitment outstanding as of March 31, 2012.
(d)	Variable rate security.
(e)

Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(f)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.

(g)	Illiquid security. (See Note 3.)
(h)	These securities are being fair-valued according to procedures approved by the Board of Directors.
(i)	Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.
(j)	The Portfolio held 1.3% of net assets in foreign securities at March 31, 2012.
(k)	Private placement security.
(l)	At March 31, 2012 the cost of securities for federal income tax purposes was $116,698,596. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$4,378,352
	Gross unrealized depreciation	(4,171,560)
	Net unrealized appreciation	$206,792

See accompanying notes to investments in securities.

Index 500 Portfolio

Investments in Securities

March 31, 2012

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.4%)
Consumer Discretionary (10.8%)
Auto Components (0.3%)
BorgWarner, Inc. (b)	3,864	$325,890
Johnson Controls, Inc.	24,192	785,756
The Goodyear Tire & Rubber Co. (b)	8,691	97,513
		1,209,159
Automobiles (0.5%)
Ford Motor Co.	135,069	1,687,012
Harley-Davidson, Inc.	8,122	398,628
		2,085,640
Distributors (0.1%)
Genuine Parts Co.	5,536	347,384
Diversified Consumer Services (0.1%)
Apollo Group, Inc. - Class A (b)	3,997	154,444
DeVry, Inc.	2,026	68,620
H&R Block, Inc.	10,408	171,420
		394,484
Hotels, Restaurants & Leisure (1.9%)
Carnival Corp.	16,096	516,360
Chipotle Mexican Grill, Inc. (b)	1,150	480,700
Darden Restaurants, Inc.	4,564	233,494
International Game Technology	10,572	177,504
Marriott International, Inc. - Class A	9,491	359,234
McDonald’s Corp.	36,197	3,550,926
Starbucks Corp.	26,774	1,496,399
Starwood Hotels & Resorts Worldwide, Inc.	6,947	391,880
Wyndham Worldwide Corp.	5,186	241,201
Wynn Resorts Ltd.	2,801	349,789
Yum! Brands, Inc.	16,362	1,164,647
		8,962,134
Household Durables (0.3%)
DR Horton, Inc.	9,885	149,956
Harman International Industries, Inc.	2,461	115,199
Leggett & Platt, Inc.	4,914	113,071
Lennar Corp. - Class A	5,746	156,176
Newell Rubbermaid, Inc.	10,249	182,535
Pulte Homes, Inc. (b)	11,965	105,890
Stanley Black & Decker, Inc.	6,007	462,299
Whirlpool Corp.	2,682	206,139
		1,491,265
Internet & Catalog Retail (0.9%)
Amazon.com, Inc. (b)	12,938	2,620,074
Expedia, Inc.	3,324	111,155
NetFlix, Inc. (b)	2,006	230,770
priceline.com, Inc. (b)	1,812	1,300,110
TripAdvisor, Inc. (b)	3,324	118,567
		4,380,676
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	4,093	150,295
Mattel, Inc.	12,047	405,502
		555,797
Media (3.1%)
Cablevision Systems Corp.	7,700	113,036
CBS Corp. - Class B	23,066	782,168
Comcast Corp. - Class A	95,827	2,875,768
Discovery Communications, Inc. (b)	9,186	464,812
Gannett Co., Inc.	8,420	129,079
Interpublic Group of Cos., Inc.	15,853	180,883
News Corp. - Class A	76,492	1,506,127
Omnicom Group, Inc.	9,694	491,001
Scripps Networks Interactive, Inc. - Class A	3,378	164,475
The DIRECTV Group, Inc. - Class A (b)	24,032	1,185,739
The McGraw-Hill Cos., Inc.	9,879	478,835
The Walt Disney Co.	63,696	2,788,611
The Washington Post Co. - Class B	220	82,185
Time Warner Cable, Inc. - Class A	11,162	909,703
Time Warner, Inc.	34,458	1,300,789
Viacom, Inc. - Class B	19,195	910,995
		14,364,206
Multiline Retail (0.8%)
Big Lots, Inc. (b)	2,277	97,956
Dollar Tree, Inc. (b)	4,200	396,858
Family Dollar Stores, Inc.	4,141	262,042
JC Penney Co., Inc.	5,083	180,091
Kohl’s Corp.	9,006	450,570
Macy’s, Inc.	14,719	584,786
Nordstrom, Inc.	5,680	316,490
Sears Holdings Corp. (b)	1,396	92,485
Target Corp.	23,867	1,390,730
		3,772,008
Specialty Retail (2.0%)
Abercrombie & Fitch Co. - Class A	3,034	150,517
AutoNation, Inc. (b)	1,593	54,656
AutoZone, Inc. (b)	1,056	392,621
Bed Bath & Beyond, Inc. (b)	8,413	553,323
Best Buy Co., Inc.	10,084	238,789
CarMax, Inc. (b)	8,041	278,621

See accompanying notes to investments in securities.

	Shares	Value(a)
GameStop Corp. - Class A	4,844	$105,793
Home Depot, Inc.	54,783	2,756,133
Lowe’s Cos., Inc.	44,102	1,383,921
Ltd. Brands, Inc.	8,741	419,568
O’Reilly Automotive, Inc. (b)	4,524	413,267
Ross Stores, Inc.	8,125	472,062
Staples, Inc.	24,666	399,096
The Gap, Inc.	11,800	308,452
Tiffany & Co.	4,492	310,532
TJX Cos., Inc.	26,805	1,064,426
Urban Outfitters, Inc. (b)	3,938	114,635
		9,416,412
Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	10,227	790,343
NIKE, Inc. - Class B	13,047	1,414,817
Ralph Lauren Corp.	2,347	409,152
VF Corp.	3,098	452,246
		3,066,558
Consumer Staples (10.5%)
Beverages (2.4%)
Beam, Inc.	5,500	322,135
Brown-Forman Corp. - Class B	3,530	294,367
Coca-Cola Enterprises, Inc.	10,672	305,219
Constellation Brands, Inc. - Class A (b)	6,102	143,946
Dr Pepper Snapple Group, Inc.	7,536	303,023
Molson Coors Brewing Co. - Class B	5,581	252,540
PepsiCo, Inc.	55,817	3,703,458
The Coca-Cola Co.	80,429	5,952,550
		11,277,238
Food & Staples Retailing (2.2%)
Costco Wholesale Corp.	15,456	1,403,405
CVS Caremark Corp.	46,283	2,073,478
Safeway, Inc.	9,524	192,480
SUPERVALU, Inc.	7,542	43,065
Sysco Corp.	20,774	620,312
The Kroger Co.	20,425	494,898
Wal-Mart Stores, Inc.	62,070	3,798,684
Walgreen Co.	31,042	1,039,596
Whole Foods Market, Inc.	5,719	475,821
		10,141,739
Food Products (1.7%)
Archer-Daniels-Midland Co.	23,512	744,390
Campbell Soup Co.	6,319	213,898
ConAgra Foods, Inc.	14,662	385,024
Dean Foods Co. (b)	6,485	78,533
General Mills, Inc.	22,909	903,760
HJ Heinz Co.	11,368	608,756
Hormel Foods Corp.	4,860	143,467
Kellogg Co.	8,758	469,692
Kraft Foods, Inc. - Class A	62,839	2,388,510
McCormick & Co., Inc.	4,735	257,726
Mead Johnson Nutrition Co.	7,238	596,990
Sara Lee Corp.	21,023	452,625
The Hershey Co.	5,396	330,937
The JM Smucker Co.	4,029	327,800
Tyson Foods, Inc. - Class A	10,358	198,356
		8,100,464
Household Products (2.1%)
Clorox Co.	4,613	317,144
Colgate-Palmolive Co.	17,043	1,666,464
Kimberly-Clark Corp.	13,990	1,033,721
The Procter & Gamble Co.	97,885	6,578,851
		9,596,180
Personal Care (0.2%)
Avon Products, Inc.	15,315	296,498
The Estee Lauder Cos., Inc. - Class A	7,970	493,662
		790,160
Tobacco (1.9%)
Altria Group, Inc.	72,698	2,244,187
Lorillard, Inc.	4,691	607,391
Philip Morris International, Inc.	61,191	5,422,135
Reynolds American, Inc.	11,875	492,100
		8,765,813
Energy (10.9%)
Energy Equipment & Services (1.7%)
Baker Hughes, Inc.	15,550	652,167
Cameron International Corp. (b)	8,741	461,787
Diamond Offshore Drilling, Inc.	2,496	166,608
FMC Technologies, Inc. (b)	8,470	427,057
Halliburton Co.	32,800	1,088,632
Helmerich & Payne, Inc.	3,828	206,521
Nabors Industries, Ltd. (b) (d)	10,258	179,412
National Oilwell Varco, Inc.	15,076	1,198,089
Noble Corp. (b) (d)	8,961	335,769
Rowan Cos., Inc. (b)	4,388	144,497
Schlumberger, Ltd.	47,399	3,314,612
		8,175,151
Oil, Gas & Consumable Fuels (9.2%)
Alpha Natural Resources, Inc. (b)	7,818	118,912
Anadarko Petroleum Corp.	17,713	1,387,636
Apache Corp.	13,658	1,371,809
Cabot Oil & Gas Corp. - Class A	7,456	232,403
Chesapeake Energy Corp.	23,543	545,491
Chevron Corp.	70,257	7,534,361

See accompanying notes to investments in securities.

	Shares	Value(a)
ConocoPhillips	45,477	$3,456,707
Consol Energy, Inc.	8,070	275,187
Denbury Resources, Inc. (b)	13,869	252,832
Devon Energy Corp.	14,361	1,021,354
El Paso Corp.	27,465	811,591
EOG Resources, Inc.	9,563	1,062,449
EQT Corp.	5,253	253,247
Exxon Mobil Corp.	167,497	14,527,015
Hess Corp.	10,766	634,656
Marathon Oil Corp.	25,015	792,976
Marathon Petroleum Corp.	12,353	535,626
Murphy Oil Corp.	6,858	385,900
Newfield Exploration Co. (b)	4,626	160,430
Noble Energy, Inc.	6,240	610,147
Occidental Petroleum Corp.	28,823	2,744,814
Peabody Energy Corp.	9,675	280,188
Pioneer Natural Resources Co.	4,421	493,339
QEP Resources, Inc.	6,250	190,625
Range Resources Corp.	5,551	322,735
Southwestern Energy Co. (b)	12,395	379,287
Spectra Energy Corp.	23,140	730,067
Sunoco, Inc.	3,717	141,804
Tesoro Corp. (b)	4,940	132,590
The Williams Cos., Inc.	21,044	648,366
Valero Energy Corp.	19,725	508,313
WPX Energy, Inc. (b)	6,986	125,818
		42,668,675
Financial (14.5%)
Capital Markets (2.0%)
Ameriprise Financial, Inc.	7,885	450,470
BlackRock, Inc.	3,560	729,444
E*Trade Financial Corp. (b)	8,974	98,265
Federated Investors, Inc. - Class B	3,183	71,331
Franklin Resources, Inc.	5,065	628,212
Invesco, Ltd.	15,855	422,853
Legg Mason, Inc.	4,414	123,283
Morgan Stanley	54,143	1,063,369
Northern Trust Corp.	8,568	406,552
State Street Corp.	17,337	788,833
T Rowe Price Group, Inc.	9,008	588,222
The Bank of New York Mellon Corp.	42,815	1,033,126
The Charles Schwab Corp.	38,403	551,851
The Goldman Sachs Group, Inc.	17,588	2,187,420
		9,143,231
Commercial Banks (2.8%)
BB&T Corp.	24,777	777,750
Comerica, Inc.	7,023	227,264
Fifth Third Bancorp	32,690	459,294
First Horizon National Corp.	9,111	94,572
Huntington Bancshares, Inc.	30,718	198,131
KeyCorp	33,867	287,870
M&T Bank Corp.	4,467	388,093
PNC Financial Services Group, Inc.	18,748	1,209,059
Regions Financial Corp.	50,261	331,220
SunTrust Banks, Inc.	18,918	457,248
US Bancorp	67,910	2,151,389
Wells Fargo & Co.	187,398	6,397,768
Zions Bancorporation	6,544	140,434
		13,120,092
Consumer Finance (0.9%)
American Express Co.	36,065	2,086,721
Capital One Financial Corp.	19,667	1,096,238
Discover Financial Services	18,835	627,959
SLM Corp.	18,100	285,256
		4,096,174
Diversified Financial Services (3.4%)
Bank of America Corp.	381,404	3,650,036
Citigroup, Inc.	104,077	3,804,014
CME Group, Inc.	2,399	694,103
IntercontinentalExchange, Inc. (b)	2,625	360,727
JPMorgan Chase & Co.	135,660	6,237,649
Leucadia National Corp.	7,028	183,431
Moody’s Corp.	6,957	292,890
NYSE Euronext	9,179	275,462
The NASDAQ OMX Group, Inc. (b)	4,424	114,582
		15,612,894
Diversified REIT’s (0.1%)
Vornado Realty Trust	6,577	553,783
Industrial REIT’s (0.1%)
ProLogis, Inc.	16,310	587,486
Insurance (3.4%)
ACE, Ltd. (d)	11,981	877,009
Aflac, Inc.	16,599	763,388
American International Group, Inc. (b)	19,120	589,470
AON Corp.	11,556	566,937
Assurant, Inc.	3,109	125,914
Berkshire Hathaway, Inc. - Class B (b)	62,482	5,070,414
Chubb Corp.	9,635	665,875
Cincinnati Financial Corp.	5,748	198,364
Genworth Financial, Inc. - Class A (b)	17,462	145,284

See accompanying notes to investments in securities.

	Shares	Value(a)
Hartford Financial Services Group, Inc.	15,645	$329,797
Lincoln National Corp.	10,353	272,905
Loews Corp.	10,857	432,869
Marsh & McLennan Cos., Inc.	19,311	633,208
MetLife, Inc.	37,681	1,407,385
Principal Financial Group, Inc.	10,712	316,111
Prudential Financial, Inc.	16,702	1,058,740
The Allstate Corp.	17,708	582,947
The Progressive Corp.	21,731	503,725
The Travelers Cos., Inc.	13,969	826,965
Torchmark Corp.	3,560	177,466
Unum Group	10,327	252,805
XL Group PLC (d)	11,218	243,318
		16,040,896
Office REIT’s (0.1%)
Boston Properties, Inc.	5,226	548,678
Real Estate Services (0.0%)
CBRE Group, Inc. (b)	11,590	231,336
Residential REIT’s (0.3%)
Apartment Investment & Management Co. - Class A	4,241	112,005
AvalonBay Communities, Inc.	3,411	482,145
Equity Residential	10,652	667,028
		1,261,178
Retail REIT’s (0.4%)
Kimco Realty Corp.	14,463	278,558
Simon Property Group, Inc.	10,884	1,585,581
		1,864,139
Specialized REIT’s (0.9%)
American Tower Corp.	13,992	881,776
HCP, Inc.	14,553	574,261
Health Care REIT, Inc.	7,406	407,034
Host Hotels & Resorts, Inc.	25,145	412,881
Plum Creek Timber Co., Inc.	5,709	237,266
Public Storage	5,106	705,496
Ventas, Inc.	10,267	586,246
Weyerhaeuser Co.	19,067	417,941
		4,222,901
Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	18,748	137,048
People’s United Financial, Inc.	12,764	168,995
		306,043
Health Care (11.1%)
Biotechnology (1.2%)
Amgen, Inc.	28,125	1,912,219
Biogen Idec, Inc. (b)	8,484	1,068,729
Celgene Corp. (b)	15,594	1,208,847
Gilead Sciences, Inc. (b)	26,913	1,314,700
		5,504,495
Health Care Equipment & Supplies (1.7%)
Baxter International, Inc.	19,913	1,190,399
Becton Dickinson and Co.	7,466	579,735
Boston Scientific Corp. (b)	51,577	308,431
CareFusion Corp. (b)	7,953	206,221
Covidien PLC (d)	17,176	939,184
CR Bard, Inc.	2,975	293,692
DENTSPLY International, Inc.	5,037	202,135
Edwards Lifesciences Corp. (b)	4,085	297,102
Intuitive Surgical, Inc. (b)	1,445	782,829
Medtronic, Inc.	36,980	1,449,246
St Jude Medical, Inc.	11,388	504,602
Stryker Corp.	11,509	638,519
Varian Medical Systems, Inc. (b)	3,966	273,495
Zimmer Holdings, Inc.	6,330	406,893
		8,072,483
Health Care Providers & Services (2.1%)
Aetna, Inc.	12,452	624,592
AmerisourceBergen Corp.	9,162	363,548
Cardinal Health, Inc.	12,284	529,563
CIGNA Corp.	10,153	500,035
Coventry Health Care, Inc.	5,017	178,455
DaVita, Inc. (b)	3,357	302,701
Express Scripts, Inc. (b)	17,228	933,413
Humana, Inc.	5,807	537,031
Laboratory Corp. of America Holdings (b)	3,454	316,179
McKesson Corp.	8,733	766,495
Medco Health Solutions, Inc. (b)	13,793	969,648
Patterson Cos., Inc.	3,064	102,338
Quest Diagnostics, Inc.	5,576	340,972
Tenet Healthcare Corp. (b)	14,570	77,367
UnitedHealth Group, Inc.	37,135	2,188,737
WellPoint, Inc.	11,896	877,925
		9,608,999
Health Care Technology (0.1%)
Cerner Corp. (b)	5,186	394,966
Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	12,353	549,832
Life Technologies Corp. (b)	6,323	308,689
PerkinElmer, Inc.	4,014	111,027
Thermo Fisher Scientific, Inc.	13,001	732,996
Waters Corp. (b)	3,137	290,675
		1,993,219
Pharmaceuticals (5.6%)
Abbott Laboratories	55,878	3,424,762

See accompanying notes to investments in securities.

	Shares	Value(a)
Allergan, Inc.	10,819	$1,032,457
Bristol-Myers Squibb Co.	59,991	2,024,696
Eli Lilly & Co.	36,289	1,461,358
Forest Laboratories, Inc. (b)	9,436	327,335
Hospira, Inc. (b)	5,779	216,077
Johnson & Johnson	97,554	6,434,662
Merck & Co., Inc.	108,177	4,153,997
Mylan, Inc. (b)	15,172	355,783
Perrigo Co.	3,367	347,845
Pfizer, Inc.	267,901	6,070,637
Watson Pharmaceuticals, Inc. (b)	4,515	302,776
		26,152,385
Industrials (10.2%)
Aerospace & Defense (2.4%)
General Dynamics Corp.	12,680	930,458
Goodrich Corp.	4,454	558,710
Honeywell International, Inc.	27,554	1,682,172
L-3 Communications Holdings, Inc.	3,517	248,898
Lockheed Martin Corp.	9,474	851,334
Northrop Grumman Corp.	8,978	548,376
Precision Castparts Corp.	5,151	890,608
Raytheon Co.	12,078	637,477
Rockwell Collins, Inc.	5,282	304,032
The Boeing Co.	26,501	1,970,879
United Technologies Corp.	32,345	2,682,694
		11,305,638
Air Freight & Logistics (1.0%)
CH Robinson Worldwide, Inc.	5,805	380,170
Expeditors International of Washington, Inc.	7,536	350,499
FedEx Corp.	11,176	1,027,745
United Parcel Service, Inc. - Class B	34,071	2,750,211
		4,508,625
Airlines (0.0%)
Southwest Airlines Co.	27,467	226,328
Building Products (0.0%)
Masco Corp.	12,697	169,759
Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	3,755	113,138
Cintas Corp.	3,844	150,377
Iron Mountain, Inc.	6,080	175,104
Pitney Bowes, Inc.	7,100	124,818
Republic Services, Inc.	11,178	341,600
RR Donnelley & Sons Co.	6,343	78,590
Stericycle, Inc. (b)	3,051	255,186
Waste Management, Inc.	16,396	573,204
		1,812,017
Construction & Engineering (0.2%)
Fluor Corp.	6,006	360,600
Jacobs Engineering Group, Inc. (b)	4,559	202,283
Quanta Services, Inc. (b)	7,491	156,562
		719,445
Electrical Equipment (0.5%)
Cooper Industries PLC (d)	5,612	358,887
Emerson Electric Co.	26,100	1,361,898
Rockwell Automation, Inc.	5,090	405,673
Roper Industries, Inc.	3,399	337,045
		2,463,503
Industrial Conglomerates (2.4%)
3M Co.	24,682	2,201,881
General Electric Co.	376,033	7,546,982
Textron, Inc.	9,877	274,877
Tyco International Ltd.	16,381	920,285
		10,944,025
Machinery (2.2%)
Caterpillar, Inc.	23,012	2,451,238
Cummins, Inc.	6,821	818,793
Danaher Corp.	20,331	1,138,536
Deere & Co.	14,280	1,155,252
Dover Corp.	6,527	410,809
Eaton Corp.	11,894	592,678
Flowserve Corp.	1,937	223,743
Illinois Tool Works, Inc.	17,192	982,007
Ingersoll-Rand PLC (d)	10,568	436,987
Joy Global, Inc.	3,720	273,420
PACCAR, Inc.	12,682	593,898
Pall Corp.	4,076	243,052
Parker Hannifin Corp.	5,358	453,019
Snap-On, Inc.	2,038	124,257
Xylem, Inc.	6,518	180,874
		10,078,563
Professional Services (0.1%)
Dun & Bradstreet Corp.	1,739	147,346
Equifax, Inc.	4,259	188,503
Robert Half International, Inc.	5,051	153,045
		488,894
Road & Rail (0.8%)
CSX Corp.	37,395	804,741
Norfolk Southern Corp.	11,732	772,318
Ryder System, Inc.	1,749	92,347
Union Pacific Corp.	17,061	1,833,716
		3,503,122

See accompanying notes to investments in securities.

	Shares	Value(a)
Trading Companies & Distributors (0.2%)
Fastenal Co.	10,493	$567,671
WW Grainger, Inc.	2,155	462,916
		1,030,587
Information Technology (20.0%)
Communications Equipment (2.2%)
Cisco Systems, Inc.	191,403	4,048,173
F5 Networks, Inc. (b)	2,842	383,556
Harris Corp.	4,046	182,394
JDS Uniphase Corp. (b)	8,163	118,282
Juniper Networks, Inc. (b)	18,706	427,993
Motorola Mobility Holdings, Inc. (b)	9,367	367,561
Motorola Solutions, Inc.	10,456	531,479
QUALCOMM, Inc.	60,109	4,088,614
		10,148,052
Computers & Peripherals (5.6%)
Apple, Inc. (b) (c)	33,135	19,863,439
Dell, Inc. (b)	54,267	900,832
EMC Corp. (b)	72,961	2,180,075
Hewlett-Packard Co.	70,234	1,673,676
Lexmark International, Inc. - Class A	2,512	83,499
NetApp, Inc. (b)	12,855	575,518
SanDisk Corp. (b)	8,598	426,375
Western Digital Corp. (b)	8,280	342,709
		26,046,123
Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp. - Class A	5,804	346,905
Corning, Inc.	54,083	761,488
FLIR Systems, Inc.	5,474	138,547
Jabil Circuit, Inc.	6,509	163,506
Molex, Inc.	4,791	134,723
TE Connectivity, Ltd.	15,145	556,579
		2,101,748
Internet Software & Services (1.8%)
Akamai Technologies, Inc. (b)	6,318	231,870
eBay, Inc. (b)	40,703	1,501,534
Google, Inc. - Class A (b)	9,013	5,779,496
VeriSign, Inc.	5,646	216,468
Yahoo!, Inc. (b)	43,133	656,484
		8,385,852
IT Services (3.8%)
Accenture PLC Class A (d)	23,000	1,483,500
Automatic Data Processing, Inc.	17,434	962,183
Cognizant Technology Solutions Corp. - Class A (b)	10,781	829,598
Computer Sciences Corp.	5,459	163,443
Fidelity National Information Services, Inc.	8,334	276,022
Fiserv, Inc. (b)	4,925	341,746
International Business Machines Corp.	41,176	8,591,372
Mastercard, Inc. - Class A	3,771	1,585,856
Paychex, Inc.	11,452	354,898
SAIC, Inc. (b)	9,817	129,584
Teradata Corp. (b)	5,949	405,424
The Western Union Co.	22,045	387,992
Total System Services, Inc.	5,705	131,614
Visa, Inc. - Class A	17,678	2,086,004
		17,729,236
Office Electronics (0.1%)
Xerox Corp.	47,332	382,443
Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc. (b)	20,850	167,217
Altera Corp.	11,456	456,178
Analog Devices, Inc.	10,584	427,594
Applied Materials, Inc.	45,883	570,785
Broadcom Corp. - Class A (b)	17,425	684,802
First Solar, Inc. (b)	2,032	50,902
Intel Corp.	177,546	4,990,818
KLA-Tencor Corp.	5,925	322,439
Linear Technology Corp.	8,110	273,307
LSI Corp. (b)	20,141	174,824
Microchip Technology, Inc.	6,801	252,997
Micron Technology, Inc. (b)	35,104	284,342
Novellus Systems, Inc. (b)	2,510	125,274
NVIDIA Corp. (b)	21,701	333,978
Teradyne, Inc. (b)	6,567	110,917
Texas Instruments, Inc.	40,689	1,367,557
Xilinx, Inc.	9,305	338,981
		10,932,912
Software (3.7%)
Adobe Systems, Inc. (b)	17,548	602,072
Autodesk, Inc. (b)	8,027	339,703
BMC Software, Inc. (b)	5,836	234,374
CA, Inc.	12,944	356,737
Citrix Systems, Inc. (b)	6,595	520,411
Electronic Arts, Inc. (b)	11,776	194,069
Intuit, Inc.	10,480	630,162
Microsoft Corp.	265,388	8,558,763
Oracle Corp.	139,313	4,062,367
Red Hat, Inc. (b)	6,843	409,827
Salesforce.com, Inc. (b)	4,815	743,966
Symantec Corp. (b)	25,922	484,741
		17,137,192

See accompanying notes to investments in securities.

	Shares	Value(a)
Materials (3.4%)
Chemicals (2.2%)
Air Products & Chemicals, Inc.	7,484	$687,031
Airgas, Inc.	2,449	217,888
CF Industries Holdings, Inc.	2,363	431,602
Eastman Chemical Co.	4,867	251,575
Ecolab, Inc.	10,351	638,864
EI du Pont de Nemours & Co.	33,130	1,752,577
FMC Corp.	2,510	265,709
International Flavors & Fragrances, Inc.	2,877	168,592
Monsanto Co.	19,027	1,517,593
PPG Industries, Inc.	5,402	517,512
Praxair, Inc.	10,605	1,215,757
Sigma-Aldrich Corp.	4,290	313,427
The Dow Chemical Co.	42,125	1,459,210
The Mosaic Co.	10,582	585,079
The Sherwin-Williams Co.	3,111	338,072
		10,360,488
Construction Materials (0.1%)
Vulcan Materials Co.	4,567	195,148
Containers & Packaging (0.1%)
Ball Corp.	5,548	237,898
Bemis Co., Inc.	3,643	117,632
Owens-Illinois, Inc. (b)	5,784	134,999
Sealed Air Corp.	6,825	131,791
		622,320
Metals & Mining (0.8%)
Alcoa, Inc.	37,887	379,628
Allegheny Technologies, Inc.	3,748	154,305
Cliffs Natural Resources, Inc.	5,047	349,555
Freeport-McMoRan Copper & Gold, Inc.	33,685	1,281,378
Newmont Mining Corp.	17,593	901,993
Nucor Corp.	11,261	483,660
Titanium Metals Corp.	2,831	38,388
United States Steel Corp.	5,046	148,201
		3,737,108
Paper & Forest Products (0.2%)
International Paper Co.	15,533	545,209
MeadWestvaco Corp.	5,985	189,066
		734,275
Telecommunication Services (2.7%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	210,694	6,579,974
CenturyLink, Inc.	22,019	851,034
Frontier Communications Corp.	35,361	147,455
Verizon Communications, Inc.	100,768	3,852,361
Windstream Corp.	20,841	244,048
		11,674,872
Wireless Telecommunication Services (0.2%)
Crown Castle International Corp. (b)	8,897	474,566
MetroPCS Communications, Inc. (b)	10,433	94,106
Sprint Nextel Corp. (b)	106,520	303,582
		872,254
Utilities (3.3%)
Electric Utilities (1.8%)
American Electric Power Co., Inc.	17,179	662,766
Duke Energy Corp.	47,472	997,387
Edison International	11,578	492,181
Entergy Corp.	6,276	421,747
Exelon Corp.	30,246	1,185,946
FirstEnergy Corp.	14,862	677,558
NextEra Energy, Inc.	14,791	903,434
Northeast Utilities	6,251	232,037
Pepco Holdings, Inc.	8,038	151,838
Pinnacle West Capital Corp.	3,823	183,122
PPL Corp.	20,584	581,704
Progress Energy, Inc.	10,491	557,177
Southern Co.	30,796	1,383,664
		8,430,561
Gas Utilities (0.1%)
AGL Resources, Inc.	4,077	159,900
Oneok, Inc.	3,655	298,467
		458,367
Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc. (b)	8,091	126,786
The AES Corp. (b)	22,863	298,819
		425,605
Multi-Utilities (1.3%)
Ameren Corp.	8,600	280,188
CenterPoint Energy, Inc.	15,141	298,581
CMS Energy Corp.	9,142	201,124
Consolidated Edison, Inc.	10,408	608,035
Dominion Resources, Inc.	20,261	1,037,566
DTE Energy Co.	5,980	329,079
Integrys Energy Group, Inc.	2,706	143,391
NiSource, Inc.	10,002	243,549
PG&E Corp.	14,563	632,180
Public Service Enterprise Group, Inc.	17,983	550,460
SCANA Corp.	4,056	184,994
Sempra Energy	8,538	511,938
TECO Energy, Inc.	7,643	134,135

See accompanying notes to investments in securities.

	Shares	Value(a)
Wisconsin Energy Corp.	8,190	$288,124
Xcel Energy, Inc.	17,300	457,931
		5,901,275
Total Common Stocks (cost: $ 190,509,983)		452,402,858

Short-Term Securities (2.6%)
Investment Companies (2.6%)
JPMorgan U.S. Government Money Market Fund, current rate 0.010%	1,400,000	1,400,000
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	10,785,326	10,785,326
Total Short-term Securities (cost: $ 12,185,326)		12,185,326
Total investments in securities (cost: $ 202,695,309) (e)		464,588,184
Liabilities in excess of cash and other assets (0.0%)		(80,046)
Total net assets (100.0%)		$464,508,138

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2012, securities with an aggregate market value of $2,997,350 have been segregated to cover margin requirements for the following open futures contracts:

Type (Expiration)	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P 500® E-Mini Future (June 2012)	172	Long	161,859

(d)	The Portfolio held 1.0% of net assets in foreign securities at March 31, 2012.
(e)	At March 31, 2012 the cost of securities for federal income tax purposes was $205,800,558. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$271,748,573
Gross unrealized depreciation	(12,960,947)
Net unrealized appreciation	$258,787,626

See accompanying notes to investments in securities.

International Bond Portfolio

Investments in Securities

March 31, 2012

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (83.6%)
Argentina (0.6%)
Government (0.6%)
Argentina Bonos (USD) 0.785%, 08/03/12 (c)	6,030,000	$744,784
Australia (9.3%)
Government (9.3%)
Australia Government Bond (AUD), 5.750%, 04/15/12	2,500,000	2,591,557
New South Wales Treasury Corp. (AUD)
5.500%, 08/01/13	290,000	306,374
5.500%, 03/01/17	1,440,000	1,575,191
6.000%, 05/01/12	775,000	803,957
Queensland Treasury Corp. (AUD)
6.000%, 08/14/13	1,325,000	1,409,804
6.000%, 08/21/13	595,000	631,837
6.000%, 09/14/17	585,000	652,901
Western Australia Treasury Corp. (AUD)
5.500%, 07/17/12	2,695,000	2,801,963
8.000%, 06/15/13	350,000	379,595
		11,153,179
Brazil (6.1%)
Government (6.1%)
Brazil Notas do Tesouro Nacional Serie B (BRL)
6.000%, 05/15/15	2,125,000	2,613,098
6.000%, 08/15/16	114,000	141,216
6.000%, 08/15/18	110,000	137,459
6.000%, 05/15/45	2,000,000	2,630,215
Brazil Notas do Tesouro Nacional Serie F (BRL) 10.000%, 01/01/17	3,300,000	1,762,117
		7,284,105
Great Britain (2.9%)
Government (2.9%)
United Kingdom Gilt (GBP) 5.250%, 06/07/12	2,189,000	3,527,904
Hungary (3.0%)
Government (3.0%)
Hungary Government Bond (HUF)
5.500%, 02/12/14	29,800,000	128,127
5.500%, 02/12/16	21,500,000	87,017
6.500%, 06/24/19	19,100,000	74,967
6.750%, 02/12/13	15,200,000	67,882
6.750%, 08/22/14	85,600,000	374,703
6.750%, 02/24/17	19,200,000	79,464
6.750%, 11/24/17	70,000,000	286,046
7.000%, 06/24/22	12,300,000	48,105
7.500%, 10/24/13	12,300,000	55,084
7.500%, 11/12/20	1,400,000	5,728
8.000%, 02/12/15	13,800,000	61,109
Hungary Government International Bond (EUR)
3.500%, 07/18/16	30,000	33,268
3.875%, 02/24/20	150,000	151,874
4.375%, 07/04/17	175,000	194,268
5.750%, 06/11/18	530,000	610,257
6.250%, 01/29/20	735,000	670,533
6.375%, 03/29/21	810,000	741,150
		3,669,582
Indonesia (7.1%)
Government (7.1%)
Indonesia Treasury Bond (IDR)
9.500%, 07/15/23	18,680,000,000	2,568,637
10.000%, 09/15/24	1,959,000,000	279,260
10.250%, 07/15/22	2,155,000,000	308,980
10.250%, 07/15/27	17,010,000,000	2,492,527
11.000%, 11/15/20	6,128,000,000	895,712
12.800%, 06/15/21	8,576,000,000	1,386,540
12.900%, 06/15/22	3,361,000,000	552,454
		8,484,110
Ireland (4.3%)
Government (4.3%)
Ireland Government Bond (EUR)
4.400%, 06/18/19	125,000	146,574
4.500%, 10/18/18	98,000	117,708
4.500%, 04/18/20	362,000	414,603
4.600%, 04/18/16	98,000	127,575
5.000%, 10/18/20	1,289,000	1,508,809
5.400%, 03/13/25	2,094,000	2,407,381
5.900%, 10/18/19	310,000	390,757
		5,113,407
Israel (1.0%)
Government (1.0%)
Israel Government Bond — Fixed (ILS), 3.500%, 09/30/13	2,776,000	756,767
Israel Government Bond — Shahar (ILS), 5.000%, 03/31/13	1,836,000	506,448
		1,263,215

See accompanying notes to investments in securities.

	Principal(b)	Value(a)
Lithuania (2.0%)
Government (2.0%)
Lithuania Government International Bond (USD) 6.125%, 03/09/21 (f)	100,000	$107,000
Republic of Lithuania (USD)
6.750%, 01/15/15 (f)	1,130,000	1,220,400
7.375%, 02/11/20 (f)	900,000	1,053,000
		2,380,400
Malaysia (1.7%)
Government (1.7%)
Malaysia Government Bond (MYR)
2.509%, 08/27/12	3,235,000	1,053,747
3.210%, 05/31/13	30,000	9,809
3.461%, 07/31/13	340,000	111,541
3.700%, 05/15/13	110,000	36,158
3.702%, 02/25/13	61,000	20,027
3.718%, 06/15/12	2,347,000	767,106
5.094%, 04/30/14	170,000	57,673
		2,056,061
Mexico (6.4%)
Government (6.4%)
Mexican Bonos (MXN)
7.750%, 12/14/17	5,000,000	433,298
8.000%, 12/19/13	39,430,000	3,240,924
8.000%, 12/17/15	26,500,000	2,267,741
9.000%, 12/20/12	2,400,000	193,159
9.000%, 06/20/13	17,600,000	1,443,629
Mexican Udibonos (MXN)
3.500%, 12/14/17	800	32,318
5.000%, 06/16/16	100,000	41,856
		7,652,925
Philippines (0.1%)
Government (0.1%)
Philippine Government Bond (PHP)
5.250%, 09/24/12	40,000	944
5.250%, 01/07/13	440,000	10,442
6.250%, 01/27/14	780,000	19,169
7.000%, 01/27/16	1,240,000	31,637
8.750%, 03/03/13	3,150,000	77,205
9.125%, 09/04/16	730,000	20,203
		159,600
Poland (10.6%)
Government (10.6%)
Poland Government Bond (PLN)
4.583%, 07/25/12 (e)	580,000	183,378
4.677%, 01/25/14 (e)	2,365,000	699,232
4.721%, 10/25/12 (e)	1,630,000	509,149
4.728%, 07/25/13 (e)	3,082,000	933,059
4.750%, 04/25/12	2,063,000	661,472
4.957%, 01/25/13 (e)	3,700,000	1,143,875
5.000%, 10/24/13	1,670,000	538,880
5.250%, 04/25/13	1,270,000	410,262
5.500%, 04/25/15	715,000	234,230
5.750%, 04/25/14	8,070,000	2,643,424
5.750%, 09/23/22	5,900,000	1,924,859
6.250%, 10/24/15	2,450,000	822,637
Poland Government International Bond (USD) 6.375%, 07/15/19	1,700,000	1,976,250
		12,680,707
Russia (3.0%)
Government (3.0%)
Russian Foreign Bond (USD) 7.500%, 03/31/30 (f) (g)	2,972,600	3,555,973
Singapore (1.4%)
Government (1.4%)
Singapore Government Bond (SGD), 0.250%, 02/01/14	2,100,000	1,671,222
South Africa (1.1%)
Government (1.1%)
South Africa Government International Bond (USD)
5.500%, 03/09/20	140,000	156,100
6.875%, 05/27/19	930,000	1,119,487
		1,275,587
South Korea (14.7%)
Government (14.7%)
Korea Treasury Bond (KRW)
3.000%, 12/10/13	10,675,920,000	9,342,318
3.750%, 06/10/13	2,111,060,000	1,868,623
4.000%, 06/10/12	2,640,800,000	2,332,933
4.250%, 12/10/12	125,000,000	110,892
5.250%, 09/10/12	4,180,000,000	3,717,553
5.250%, 03/10/13	272,670,000	244,570
		17,616,889
Sri Lanka (1.3%)
Government (1.3%)
Sri Lanka Government Bonds (LKR)
6.500%, 07/15/15 (d)	4,310,000	28,872
7.000%, 03/01/14 (d)	140,000	1,008

See accompanying notes to investments in securities.

	Principal(b)	Value(a)
7.500%, 08/01/13 (d)	90,000	$668
11.000%, 08/01/15 (d)	82,800,000	630,300
11.000%, 09/01/15 (d)	120,750,000	918,613
		1,579,461
Sweden (4.4%)
Government (4.4%)
Kommuninvest I Sverige (SEK) 1.750%, 10/08/12	700,000	105,417
Sweden Government Bond (SEK)
1.500%, 08/30/13	16,080,000	2,434,531
5.500%, 10/08/12	18,235,000	2,804,541
		5,344,489
Ukraine (0.8%)
Government (0.8%)
Financing of Infrastructural Projects State Enterprise (USD), 7.400%, 04/20/18 (f)	200,000	159,750
Ukraine Government International Bond (EUR)
4.950%, 10/13/15 (f)	100,000	114,193
6.250%, 06/17/16 (f)	200,000	174,000
7.650%, 06/11/13 (f)	100,000	96,375
7.750%, 09/23/20 (f)	100,000	85,500
7.950%, 02/23/21 (f)	410,000	352,600
		982,418
United States (0.3%)
Government (0.3%)
County of Bexar (USD) 5.250%, 08/15/47	50,000	55,131
State of California (USD) 7.625%, 03/01/40	275,000	358,176
		413,307
Venezuela (0.7%)
Government (0.7%)
Venezuela Government International Bond (USD) 10.750%, 09/19/13	780,000	813,150
Vietnam (0.8%)
Government (0.8%)
Socialist Republic of Vietnam (USD), 6.750%, 01/29/20 (f)	880,000	961,400
Total long-term debt securities (cost: $ 94,750,294)		100,383,875

Short-Term Securities (13.0%)
Hungary (0.1%)
Hungary Treasury Bills (HUF) 5.769%, 08/22/12 (e)	24,900,000	109,217
Israel (0.7%)
Israel Treasury Bill - Makam (ILS)
3.140%, 04/04/12 (e)	1,420,000	382,803
3.264%, 05/02/12 (e)	1,620,000	435,888
		818,691
Malaysia (3.1%)
Bank Negara Malaysia Monetary Notes (MYR)
1.480%, 02/26/13 (e)	1,315,000	418,031
2.338%, 01/17/13 (e)	1,040,000	331,659
2.825%, 10/18/12 (e)	770,000	247,348
2.830%, 11/01/12 (e)	70,000	22,462
2.831%, 10/25/12 (e)	415,000	133,234
2.837%, 08/14/12 (e)	440,000	142,087
2.847%, 09/27/12 (e)	680,000	218,455
2.864%, 02/19/13 (e)	925,000	294,219
2.879%, 04/12/12 (e)	1,240,000	404,494
2.880%, 04/26/12 (e)	365,000	118,925
2.886%, 01/10/13 (e)	463,000	147,736
2.893%, 08/02/12 (e)	280,000	90,509
2.893%, 09/20/12 (e)	500,000	160,985
2.895%, 06/14/12 (e)	800,000	259,617
2.913%, 08/09/12 (e)	860,000	274,498
2.947%, 05/29/12 (e)	1,095,000	355,776
2.958%, 04/05/12 (e)	190,000	62,015
2.961%, 12/20/12 (e)	70,000	22,372
		3,704,422
Norway (2.7%)
Norway Treasury Bill (NOK) 1.509%, 03/20/13 (d) (e)	18,580,000	3,257,335
Philippines (0.1%)
Philippine Treasury Bills (PHP)
1.213%, 08/22/12 (d) (e)	650,000	14,994
1.982%, 09/05/12 (e)	2,210,000	50,973
2.182%, 03/06/13 (d) (e)	2,250,000	51,067
		117,034
Sri Lanka (0.0%)
Sri Lanka Treasury Bills (LKR)
7.270%, 07/06/12 (d) (e)	140,000	1,060
7.320%, 09/28/12 (d) (e)	300,000	2,218
		3,278
United States (1.5%)
Federal Farm Credit Bank (USD), 0.010%, 04/02/12 (e)	1,830,000	1,829,998

See accompanying notes to investments in securities.

	Shares	Value(a)
Investment Company (4.8%)
United States (4.8%)
Dreyfus Treasury Cash Management Fund, current rate 0.010%	5,731,744	$5,731,744
Total short-term securities (cost: $ 15,611,208)		15,571,719
Total investments in securities (cost: $ 110,361,502) (h)		115,955,594
Cash and other assets in excess of liabilities (3.4%)		4,132,163
Total net assets (100.0%)		$120,087,757

See accompanying notes to investments in securities.

Foreign Foward Currency Contracts

On March 31, 2012, International Bond Portfolio had entered into forward foreign currency contracts that obligate the portfolio to deliver currencies at specified future dates.  The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
04/02/12	287,345	USD	180,800	GBP	$1,528	CSA
04/02/12	204,239	USD	102,330,000	CLP	5,389	DBK
04/04/12	195,000	EUR	273,926	USD	14,244	DBK
04/05/12	131,000	EUR	183,353	USD	8,899	DBK
04/10/12	502,000	EUR	707,017	USD	38,485	DBK
04/10/12	656,531	USD	502,000	EUR	12,001	DBK
04/10/12	602,000	EUR	845,822	USD	44,116	HSB
04/10/12	301,000	EUR	422,649	USD	21,796	UBS
04/11/12	217,780	USD	10,203,000	INR	(17,828)	DBK
04/12/12	244,000	EUR	347,840	USD	22,894	UBS
04/13/12	468,723	USD	21,880,000	INR	(40,130)	DBK
04/16/12	381,000	EUR	546,003	USD	38,599	HSB
04/16/12	314,017	USD	14,696,000	INR	(26,345)	JPS
04/16/12	168,979	USD	83,180,000	CLP	1,147	MSC
04/18/12	306,415	USD	14,426,000	INR	(24,158)	JPS
04/19/12	107,093	USD	5,058,000	INR	(8,152)	DBK
04/19/12	152,929	USD	7,206,000	INR	(11,970)	JPS
04/19/12	131,647	USD	402,984	MYR	(252)	JPS
04/20/12	12,300,000	JPY	149,841	USD	356	CIT
04/20/12	150,566	USD	74,530,000	CLP	1,794	MSC
04/20/12	12,300,000	JPY	149,753	USD	268	UBS
04/23/12	341,000	EUR	482,123	USD	27,977	DBK
04/23/12	377,685	USD	1,155,000	MYR	(1,198)	JPS
04/26/12	217,605	USD	10,247,000	INR	(17,482)	DBK
04/27/12	95,768	USD	47,223,000	CLP	687	JPM
04/27/12	153,828	USD	7,253,000	INR	(12,210)	JPS
04/27/12	31,007	USD	1,462,000	INR	(2,461)	JPS
04/30/12	156,462	USD	76,119,000	CLP	(1,045)	CIT
04/30/12	154,140	USD	7,260,000	INR	(12,483)	JPS
05/07/12	32,000	EUR	47,042	USD	4,422	BCB
05/07/12	43,000	EUR	63,038	USD	5,767	CSA
05/07/12	51,000	EUR	74,593	USD	6,666	DBK
05/07/12	32,000	EUR	47,072	USD	4,451	MSC
05/09/12	32,000	EUR	46,168	USD	3,547	DBK
05/09/12	16,000	EUR	22,950	USD	1,640	UBS
05/10/12	29,346,000	JPY	365,123	USD	8,409	CIT
05/11/12	19,620,000	JPY	244,051	USD	5,559	DBK
05/11/12	107,099	USD	52,000,000	CLP	(1,064)	MSC
05/11/12	29,331,000	JPY	364,859	USD	8,324	UBS
05/18/12	62,000	EUR	86,859	USD	4,277	DBK
05/21/12	78,000	EUR	108,907	USD	5,012	DBK
05/21/12	14,000	EUR	19,639	USD	991	DBK
05/21/12	62,000	EUR	86,602	USD	4,018	UBS
05/24/12	309,114	EUR	1,238,000	PLN	(16,949)	MSC
06/01/12	290,947	USD	13,884,000	INR	(21,795)	DBK
06/04/12	339,843	USD	16,044,000	INR	(29,003)	HSB
06/06/12	4,054	USD	2,544	GBP	9	BCB
06/06/12	32,694	USD	20,499	GBP	44	CIT

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
06/06/12	22,710	EUR	32,500	USD	$2,248	DBK
06/07/12	215,668	USD	10,227,000	INR	(17,641)	DBK
06/07/12	58,800	EUR	84,681	USD	6,352	DBK
06/07/12	30,600	EUR	43,923	USD	3,161	UBS
06/08/12	94,899	EUR	384,000	PLN	(4,155)	CIT
06/08/12	485,847	EUR	1,967,000	PLN	(20,932)	DBK
06/08/12	57,974	USD	2,730,000	INR	(5,122)	HSB
06/11/12	58,777	USD	2,769,000	INR	(5,201)	DBK
06/11/12	18,000	EUR	26,076	USD	2,097	DBK
06/11/12	131,500	EUR	189,603	USD	14,426	DBK
06/13/12	209,019	USD	132,458	GBP	2,513	BCB
06/13/12	58,000	EUR	83,213	USD	5,947	DBK
06/13/12	146,285	USD	6,890,000	INR	(13,023)	HSB
06/14/12	11,000	EUR	15,717	USD	1,064	DBK
06/15/12	17,886,000	JPY	231,091	USD	13,601	CIT
06/18/12	146,791	USD	6,930,000	INR	(12,882)	DBK
06/20/12	133,214	USD	6,313,000	INR	(11,273)	DBK
06/22/12	120,127	USD	5,688,000	INR	(10,300)	JPS
06/25/12	182,661	USD	8,607,000	INR	(16,567)	DBK
06/26/12	50,475	USD	31,971	GBP	578	CIT
06/27/12	115,573	USD	72,981	GBP	965	DBK
06/27/12	238,033	USD	150,311	GBP	1,987	DBK
06/27/12	122,484	USD	5,780,000	INR	(10,985)	HSB
06/27/12	29,795	USD	18,868	GBP	334	JPM
06/28/12	126,326	USD	79,827	GBP	1,142	BCB
06/28/12	77,554	USD	48,684	GBP	185	MSC
06/28/12	239,414	USD	150,291	GBP	572	MSC
06/29/12	478,806	USD	301,496	GBP	2,621	BCB
06/29/12	696,849	EUR	6,480,000	SEK	44,906	UBS
07/02/12	287,273	USD	180,800	GBP	1,421	CSI
07/11/12	122,625	USD	5,714,000	INR	(12,672)	DBK
07/12/12	335,210	USD	1,023,565	MYR	(3,137)	DBK
07/12/12	61,970	USD	2,887,000	INR	(6,425)	DBK
07/12/12	198,098	USD	9,191,000	INR	(21,265)	JPS
07/13/12	380,715	USD	1,160,000	MYR	(4,398)	DBK
07/16/12	161,000	EUR	225,567	USD	11,044	DBK
07/16/12	353,510	EUR	3,286,787	SEK	22,355	MSC
07/16/12	399,419	EUR	3,714,920	SEK	25,451	MSC
07/18/12	76,180	USD	232,000	MYR	(937)	DBK
07/18/12	189,484	EUR	813,000	MYR	11,197	DBK
07/18/12	253,000	EUR	354,881	USD	17,768	DBK
07/18/12	82,639	EUR	769,460	SEK	5,384	MSC
07/18/12	399,420	EUR	3,708,930	SEK	24,505	UBS
07/19/12	190,000	EUR	266,209	USD	13,040	BCB
07/19/12	26,361	USD	1,225,000	INR	(2,819)	JPS
07/19/12	26,361	USD	1,225,000	INR	(2,819)	JPS
07/20/12	119,819	USD	366,000	MYR	(1,128)	DBK
07/20/12	215,503	EUR	918,000	MYR	10,547	DBK
07/20/12	139,000	EUR	193,884	USD	8,670	DBK
07/20/12	520,074	EUR	4,866,106	SEK	37,372	MSC
07/23/12	126,000	EUR	176,747	USD	8,851	DBK
07/25/12	146,681	USD	445,000	MYR	(2,408)	DBK

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
07/25/12	275,733	EUR	1,180,000	MYR	$15,146	DBK
07/27/12	4,322,354	USD	13,031,032	MYR	(98,029)	JPS
07/27/12	275,007	EUR	1,180,000	MYR	16,069	JPS
07/31/12	1,214,614	USD	1,454,500	SGD	(57,229)	JPS
08/01/12	48,730	EUR	69,060	USD	4,124	BCB
08/01/12	971,664	USD	1,165,870	SGD	(43,943)	MSC
08/02/12	48,862	EUR	69,663	USD	4,550	BCB
08/06/12	135,680	EUR	192,747	USD	11,938	BCB
08/06/12	756,858	USD	906,640	SGD	(35,386)	CSI
08/06/12	756,862	USD	907,084	SGD	(35,037)	DBK
08/06/12	173,000	EUR	243,359	USD	12,816	DBK
08/06/12	112,500	EUR	159,856	USD	9,936	DBK
08/06/12	81,000	EUR	115,096	USD	7,154	DBK
08/08/12	59,760	EUR	83,900	USD	4,262	CIT
08/08/12	157,500	EUR	221,642	USD	11,752	DBK
08/08/12	203,000	EUR	285,672	USD	15,147	DBK
08/09/12	15,097,620	JPY	186,000	AUD	6,328	BCB
08/09/12	17,124	EUR	24,094	USD	1,274	CIT
08/09/12	15,105,711	JPY	186,000	AUD	6,230	CIT
08/09/12	160,000	EUR	226,734	USD	13,512	DBK
08/09/12	113,000	EUR	159,837	USD	9,249	DBK
08/09/12	15,119,940	JPY	186,000	AUD	6,057	DBK
08/09/12	621,082	USD	585,982	AUD	(22,387)	MSC
08/09/12	585,982	AUD	621,436	USD	22,740	MSC
08/09/12	137,700	USD	130,000	AUD	(4,879)	UBS
08/10/12	107,000	EUR	151,222	USD	8,629	DBK
08/13/12	83,288	USD	92,000,000	KRW	(2,356)	DBK
08/13/12	80,000	EUR	113,389	USD	6,775	DBK
08/13/12	123,000	EUR	174,124	USD	10,205	DBK
08/16/12	846,299	EUR	3,590,000	PLN	7,462	DBK
08/16/12	96,963	USD	106,000,000	KRW	(3,730)	JPS
08/17/12	203,336	USD	256,000	SGD	397	BCB
08/17/12	1,129,819	USD	1,228,000,000	KRW	(49,773)	HSB
08/17/12	303,858	USD	384,000	SGD	1,742	HSB
08/20/12	28,340,000	JPY	370,938	USD	26,049	DBK
08/20/12	23,010,000	JPY	302,763	USD	22,739	HSB
08/20/12	73,745,000	JPY	966,831	USD	69,377	HSB
08/20/12	23,117,000	JPY	302,400	USD	21,074	JPS
08/20/12	46,522,000	JPY	609,885	USD	43,727	UBS
08/22/12	23,068,000	JPY	303,008	USD	22,271	BCB
08/22/12	23,098,000	JPY	303,366	USD	22,264	DBK
08/22/12	18,200,000	JPY	239,052	USD	17,558	MSC
08/22/12	380,000	EUR	541,158	USD	34,714	UBS
08/22/12	381,000	EUR	542,620	USD	34,843	UBS
08/23/12	49,717	EUR	71,493	USD	5,232	BCB
08/23/12	46,090,000	JPY	606,767	USD	45,844	CIT
08/23/12	45,752,000	JPY	601,288	USD	44,479	CSI
08/23/12	22,797,000	JPY	300,607	USD	23,164	DBK
08/23/12	200,104	USD	251,000	SGD	(340)	DBK
08/24/12	82,138	EUR	117,835	USD	8,365	BCB
08/24/12	160,641	USD	7,590,000	INR	(15,610)	DBK
08/24/12	199,587	USD	251,000	SGD	179	DBK

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
08/24/12	185,558	USD	8,758,000	INR	$(18,208)	HSB
08/24/12	45,992,000	JPY	602,897	USD	43,160	JPS
08/27/12	45,839,000	JPY	601,049	USD	43,153	BCB
08/27/12	18,925,000	JPY	248,148	USD	17,816	BCB
08/27/12	492,000	EUR	707,545	USD	51,813	BCB
08/27/12	53,337	EUR	76,885	USD	5,798	BCB
08/27/12	199,710	EUR	1,585,600	NOK	10,271	DBK
08/27/12	414,103	EUR	3,820,973	SEK	20,811	DBK
08/27/12	38,472,000	JPY	506,264	USD	38,030	DBK
08/27/12	249,532	USD	313,000	SGD	(416)	DBK
08/27/12	73,808,000	JPY	968,291	USD	69,990	HSB
08/27/12	33,447,000	JPY	439,803	USD	32,727	JPS
08/27/12	743,770	EUR	1,070,002	USD	78,715	UBS
08/27/12	52,556,000	JPY	691,231	USD	51,583	UBS
08/29/12	50,017	EUR	71,604	USD	4,941	DBK
08/29/12	327,271	EUR	470,563	USD	34,375	JPS
08/30/12	54,600,000	JPY	716,535	USD	51,985	BCB
08/31/12	1,781	EUR	2,576	USD	202	DBK
08/31/12	124,523	USD	156,500	SGD	39	DBK
08/31/12	22,848,000	JPY	299,430	USD	21,338	JPS
09/06/12	113,087	USD	5,367,000	INR	(10,745)	DBK
09/06/12	27,000	EUR	38,308	USD	2,321	DBK
09/10/12	51,267	EUR	71,984	USD	3,650	BCB
09/10/12	59,000	EUR	82,530	USD	3,889	DBK
09/12/12	50,045	EUR	69,963	USD	3,257	BCB
09/13/12	27,000	EUR	36,944	USD	955	DBK
09/14/12	142,450	EUR	194,847	USD	4,970	BCB
09/17/12	132,617	EUR	181,778	USD	5,005	UBS
09/19/12	33,313	EUR	46,178	USD	1,773	BCB
09/19/12	463,482	USD	587,000	SGD	3,793	JPS
09/24/12	81,780	EUR	111,263	USD	2,249	BCB
09/24/12	213,237	USD	9,488,000	PHP	5,319	DBK
09/24/12	223,000	EUR	304,602	USD	7,340	DBK
09/24/12	161,000	EUR	220,148	USD	5,533	DBK
09/26/12	179,000	EUR	242,167	USD	3,554	DBK
09/28/12	165,441	USD	36,000,000	HUF	(6,394)	DBK
09/28/12	163,385	USD	36,100,000	HUF	(3,896)	DBK
09/28/12	59,478	USD	2,600,000	PHP	400	HSB
09/28/12	9,763,000	JPY	128,630	USD	9,758	JPS
10/03/12	47,841	USD	2,100,000	PHP	508	HSB
10/04/12	261,332	USD	11,381,000	PHP	683	DBK
10/04/12	207,096	USD	9,129,000	PHP	3,073	HSB
10/05/12	312,445	USD	13,607,000	PHP	800	DBK
10/05/12	306,824	USD	13,611,000	PHP	6,514	HSB
10/09/12	256,634	USD	11,170,000	PHP	452	DBK
10/09/12	82,416	USD	3,595,000	PHP	325	JPS
10/11/12	205,353	USD	8,939,000	PHP	363	DBK
10/11/12	205,905	USD	8,955,000	PHP	179	HSB
10/11/12	102,803	USD	4,471,000	PHP	89	HSB
10/11/12	102,247	USD	4,460,000	PHP	392	JPS
10/12/12	60,985	USD	2,662,000	PHP	273	DBK
10/12/12	322,262	USD	1,023,987	MYR	8,392	DBK

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
10/12/12	145,156	USD	6,278,000	PHP	$(687)	JPS
10/15/12	139,061	USD	441,908	MYR	3,617	DBK
10/15/12	101,707	USD	4,438,000	PHP	403	HSB
10/15/12	170,497	USD	7,449,000	PHP	891	JPS
10/15/12	86,478	USD	3,754,000	PHP	(105)	JPS
10/17/12	300,000	EUR	411,981	USD	12,018	HSB
10/17/12	300,000	EUR	411,986	USD	12,023	HSB
10/17/12	404,000	EUR	554,813	USD	16,196	HSB
10/18/12	162,341	EUR	1,279,000	NOK	6,115	BCB
10/18/12	162,975	EUR	1,284,000	NOK	6,139	BCB
10/19/12	55,668	USD	2,431,000	PHP	253	DBK
10/19/12	205,376	USD	8,856,000	PHP	(1,660)	HSB
10/22/12	222,584	USD	9,718,000	PHP	923	DBK
10/22/12	112,365	USD	4,880,000	PHP	(128)	JPS
10/24/12	28,881	EUR	39,685	USD	1,179	BCB
10/25/12	220,162	EUR	305,453	USD	11,915	BCB
10/26/12	30,914	EUR	43,038	USD	1,820	CIT
10/29/12	328,001	EUR	2,563,000	NOK	8,457	BCB
10/29/12	77,302	USD	3,993,000	INR	(1,756)	DBK
10/29/12	79,245	USD	4,087,000	INR	(1,920)	HSB
10/29/12	110,290	USD	4,747,000	PHP	(1,155)	JPS
10/29/12	20,370	USD	880,000	PHP	(139)	MSC
10/31/12	163,920	USD	8,432,000	INR	(4,433)	DBK
10/31/12	118,309	USD	6,087,000	INR	(3,176)	HSB
11/08/12	13,826,020	JPY	178,490	USD	10,030	CIT
11/08/12	310,544	EUR	2,447,400	NOK	11,438	UBS
11/13/12	13,582,000	JPY	176,069	USD	10,568	BCB
11/14/12	19,766,000	JPY	256,368	USD	15,508	BCB
11/14/12	39,315	USD	1,700,000	PHP	(266)	DBK
11/14/12	13,769,800	JPY	178,817	USD	11,024	UBS
11/16/12	45,867,000	JPY	600,644	USD	41,709	DBK
11/19/12	56,774,000	JPY	745,066	USD	53,181	BCB
11/19/12	11,968,000	JPY	156,793	USD	10,943	HSB
11/19/12	22,904,000	JPY	299,771	USD	20,648	JPS
11/19/12	18,297,000	JPY	239,961	USD	16,982	UBS
11/21/12	63,773,000	JPY	838,016	USD	60,809	BCB
12/03/12	100,000	EUR	134,590	USD	1,229	DBK
12/07/12	202,851	EUR	272,713	USD	2,181	HSB
12/12/12	89,000	EUR	119,856	USD	1,158	BCB
12/17/12	409,828	USD	1,323,172	MYR	16,270	JPS
12/20/12	616,157	EUR	807,073	USD	(14,732)	UBS
01/09/13	1,943,160	USD	7,507,400	ILS	64,631	DBK
01/09/13	3,478,358	EUR	31,461,400	SEK	53,861	DBK
01/10/13	9,980,000	JPY	130,817	USD	9,081	CIT
01/10/13	320,627	USD	1,023,987	MYR	8,812	HSB
01/11/13	19,970,000	JPY	261,833	USD	18,235	BCB
01/11/13	9,950,000	JPY	130,364	USD	8,991	UBS
01/11/13	2,481,000	EUR	3,173,447	USD	(136,096)	UBS
01/14/13	252,202	EUR	321,646	USD	(14,788)	BCB
01/14/13	204,914	EUR	261,384	USD	(11,968)	CIT
01/14/13	482,000	EUR	618,936	USD	(24,044)	DBK
01/14/13	141,863	EUR	180,939	USD	(8,304)	JPS

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
01/14/13	193,732	USD	102,000,000	CLP	$8,808	MSC
01/14/13	472,878	EUR	602,636	USD	(28,176)	UBS
01/15/13	25,460,000	JPY	333,050	USD	22,459	BCB
01/15/13	10,020,000	JPY	131,289	USD	9,054	DBK
01/15/13	10,030,000	JPY	131,455	USD	9,097	HSB
01/15/13	25,660,000	JPY	335,425	USD	22,394	HSB
01/15/13	20,250,000	JPY	264,734	USD	17,700	UBS
01/17/13	459,600	EUR	585,898	USD	(27,214)	DBK
01/22/13	204,914	EUR	261,470	USD	(11,897)	BCB
01/22/13	54,843	USD	2,402,000	PHP	145	DBK
01/22/13	219,096	USD	9,585,000	PHP	329	JPS
01/24/13	336,159	USD	171,290,000	CLP	3,611	DBK
01/25/13	172,356	USD	87,850,000	CLP	1,884	DBK
01/25/13	306,537	USD	155,120,000	CLP	1,126	DBK
01/25/13	362,540	EUR	473,586	USD	(10,074)	UBS
01/28/13	60,350,000	JPY	781,635	USD	45,225	BCB
01/28/13	310,400	EUR	403,405	USD	(10,704)	CIT
01/28/13	298,968	USD	151,290,000	CLP	1,003	DBK
01/28/13	50,203,538	JPY	649,405	USD	36,806	DBK
01/28/13	204,272	USD	8,856,000	PHP	(1,576)	HSB
01/28/13	64,982,551	JPY	839,926	USD	46,989	HSB
01/28/13	52,800,000	JPY	682,744	USD	38,462	UBS
01/29/13	96,577	USD	48,870,000	CLP	310	DBK
01/30/13	191,385	USD	97,750,000	CLP	2,389	DBK
01/30/13	102,376	USD	51,930,000	CLP	567	JPM
01/31/13	178,338	USD	91,220,000	CLP	2,472	DBK
01/31/13	148,737	USD	6,418,000	PHP	(1,857)	DBK
01/31/13	300,000	EUR	394,170	USD	(6,073)	DBK
02/01/13	302,000	EUR	396,103	USD	(6,811)	UBS
02/04/13	202,166	USD	8,700,000	PHP	(3,087)	DBK
02/04/13	130,190	USD	5,600,000	PHP	(2,047)	HSB
02/04/13	89,596	USD	45,170,000	CLP	(101)	MSC
02/04/13	88,589	USD	44,640,000	CLP	(144)	MSC
02/06/13	111,540	USD	4,800,000	PHP	(1,710)	HSB
02/07/13	263,391	USD	327,000	SGD	(2,716)	DBK
02/07/13	263,285	USD	327,000	SGD	(2,610)	HSB
02/07/13	79,143	USD	3,400,000	PHP	(1,350)	JPS
02/08/13	454,000	EUR	593,796	USD	(11,940)	CIT
02/08/13	523,851	USD	651,000	SGD	(4,886)	DBK
02/08/13	158,000	EUR	206,792	USD	(4,015)	HSB
02/08/13	341,000	EUR	445,823	USD	(9,146)	UBS
02/11/13	75,838	EUR	328,000	PLN	913	BCB
02/11/13	211,000	EUR	279,997	USD	(1,529)	BCB
02/11/13	178,000	EUR	236,206	USD	(1,290)	BCB
02/11/13	104,330	USD	51,800,000	CLP	(1,775)	DBK
02/11/13	75,935	EUR	328,000	PLN	784	DBK
02/11/13	89,292	USD	44,110,000	CLP	(1,961)	MSC
02/12/13	22,910,000	JPY	299,477	USD	19,840	HSB
02/12/13	14,652,000	JPY	191,463	USD	12,622	MSC
02/13/13	72,773	USD	90,290	SGD	(792)	BCB
02/13/13	104,297	USD	51,700,000	CLP	(1,961)	BCB
02/13/13	240,081	USD	118,480,000	CLP	(5,559)	MSC

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
02/13/13	160,000	EUR	212,917	USD	$(566)	UBS
02/14/13	629,580	USD	1,927,206	MYR	(10,331)	DBK
02/14/13	75,347	EUR	328,000	PLN	1,542	DBK
02/14/13	210,000	EUR	277,452	USD	(2,746)	DBK
02/14/13	259,065	USD	321,500	SGD	(2,755)	HSB
02/14/13	186,543	USD	231,500	SGD	(1,984)	HSB
02/15/13	163,531	USD	81,360,000	CLP	(2,519)	DBK
02/15/13	102,709	USD	51,100,000	CLP	(1,582)	DBK
02/15/13	6,828,270	JPY	88,419	USD	5,069	DBK
02/15/13	8,030,000	JPY	104,056	USD	6,037	JPS
02/19/13	306,773	USD	385,000	SGD	178	DBK
02/19/13	157,437	USD	485,000	MYR	(1,625)	HSB
02/19/13	206,000	EUR	271,879	USD	(2,992)	JPS
02/19/13	206,000	EUR	272,095	USD	(2,776)	UBS
02/21/13	97,773	USD	48,300,000	CLP	(2,247)	JPM
02/21/13	210,000	EUR	277,658	USD	(2,554)	UBS
02/22/13	19,720,000	JPY	250,254	USD	9,506	HSB
02/22/13	164,164	USD	82,000,000	CLP	(2,005)	JPM
02/25/13	352,720	USD	175,690,000	CLP	(5,394)	CIT
02/25/13	164,566	USD	82,530,000	CLP	(1,410)	DBK
02/25/13	19,700,000	JPY	248,502	USD	7,984	JPS
02/25/13	205,950	USD	103,150,000	CLP	(2,030)	MSC
02/26/13	179,174	USD	90,490,000	CLP	(300)	DBK
02/27/13	42,000	EUR	56,003	USD	(42)	DBK
02/27/13	199,000	USD	99,500,000	CLP	(2,337)	MSC
02/28/13	271,258	USD	136,470,000	CLP	(1,552)	DBK
02/28/13	124,811	USD	156,500	SGD	(25)	DBK
02/28/13	12,300	EUR	16,548	USD	134	DBK
02/28/13	58,835	USD	29,500,000	CLP	(534)	JPM
03/01/13	184,361	USD	91,600,000	CLP	(3,351)	BCB
03/01/13	91,818	USD	45,900,000	CLP	(1,115)	BCB
03/01/13	72,077	USD	36,150,000	CLP	(641)	DBK
03/01/13	20,800,000	JPY	260,138	USD	6,170	HSB
03/01/13	20,800,000	JPY	260,325	USD	6,357	JPS
03/04/13	187,545	USD	93,885,000	CLP	(2,077)	DBK
03/04/13	23,200,000	JPY	289,466	USD	6,177	UBS
03/05/13	13,000	EUR	17,362	USD	14	DBK
03/06/13	188,808	USD	93,885,000	CLP	(3,380)	DBK
03/06/13	1,865,214	EUR	2,511,511	USD	22,447	DBK
03/07/13	157,427	EUR	208,827	USD	(1,255)	BCB
03/07/13	205,390	USD	102,120,000	CLP	(3,718)	DBK
03/08/13	390,000	EUR	512,924	USD	(7,525)	CIT
03/08/13	340,071	EUR	447,258	USD	(6,561)	CIT
03/08/13	202,191	USD	101,500,000	CLP	(1,764)	DBK
03/08/13	1,620,000	EUR	2,132,390	USD	(29,474)	DBK
03/08/13	548,358	USD	7,354,410	MXN	8,498	HSB
03/08/13	104,000	EUR	136,942	USD	(1,844)	HSB
03/08/13	294,000	EUR	386,817	USD	(5,521)	MSC
03/11/13	259,873	EUR	341,707	USD	(5,097)	BCB
03/11/13	86,217	USD	44,100,000	CLP	838	MSC
03/13/13	193,837	USD	98,760,000	CLP	1,077	DBK
03/15/13	80,099	EUR	105,122	USD	(1,774)	BCB

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
03/18/13	395,411	USD	199,920,000	CLP	$(1,053)	DBK
03/19/13	21,026,000	JPY	253,020	USD	(3,798)	CIT
03/19/13	55,874	EUR	73,370	USD	(1,199)	CIT
03/19/13	323,541	USD	409,700	SGD	3,200	DBK
03/19/13	370,341	USD	468,000	SGD	2,894	HSB
03/19/13	12,600,000	JPY	151,921	USD	(1,980)	MSC
03/19/13	17,050,000	JPY	205,818	USD	(2,436)	MSC
03/21/13	45,378	EUR	60,235	USD	(327)	BCB
03/21/13	351,698	USD	441,100	SGD	92	DBK
03/21/13	280,612	USD	352,000	SGD	118	HSB
03/21/13	97,595	USD	48,700,000	CLP	(1,561)	JPM
03/25/13	13,332,130	JPY	160,277	USD	(2,586)	BCB
03/26/13	94,407	EUR	124,557	USD	(1,444)	CIT
03/26/13	142,000	EUR	187,312	USD	(2,209)	DBK
03/28/13	22,832	EUR	30,508	USD	35	DBK
03/29/13	190,281	USD	96,320,000	CLP	(500)	DBK
04/02/13	34,633	EUR	46,008	USD	(217)	DBK
04/02/13	43,542	EUR	58,233	USD	117	DBK
04/03/13	201,397	USD	102,330,000	CLP	119	DBK
					$1,474,336

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.
(b)	Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.
(c)	Variable rate security.
(d)	These securities are being fair-valued according to procedures approved by the Board of Directors.
(e)	For zero coupon issues (strips) the interest rate represents the yield to maturity at March 31, 2012.
(f)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.

(g)	Step rate security.
(h)	At March 31, 2012 the cost of securities for federal income tax purposes was $110,482,968. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$9,525,148
	Gross unrealized depreciation	(4,052,522)
	Net unrealized appreciation	$5,472,626

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lankan Rupee
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Counterparty Legend
BCB	Barclays Bank PLC
CIT	Citibank NA
CSA	Credit Suisse AG (London)
CSI	Credit Suisse International
DBK	Deutsche Bank AG
HSB	HSBC Bank PLC
JPM	JPMorgan Chase Bank NA
JPS	JPMorgan Chase (Singapore)
MSC	Morgan Stanley and Co., Inc.
UBS	UBS AG

See accompanying notes to investments in securities.

Index 400 Mid-Cap Portfolio

Investments in Securities

March 31, 2012

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.2%)
Consumer Discretionary (13.0%)
Auto Components (0.3%)
Gentex Corp.	21,712	$531,944
Automobiles (0.1%)
Thor Industries, Inc.	6,571	207,381
Distributors (0.4%)
LKQ Corp. (b)	22,184	691,475
Diversified Consumer Services (0.8%)
ITT Educational Services, Inc. (b)	2,927	193,592
Matthews International Corp. - Class A	4,275	135,261
Regis Corp.	8,564	157,834
Service Corp. International/US	33,492	377,120
Sotheby’s	10,170	400,088
Strayer Education, Inc.	1,782	168,007
		1,431,902
Hotels, Restaurants & Leisure (1.5%)
Bally Technologies, Inc. (b)	6,523	304,950
Bob Evans Farms, Inc.	4,333	163,441
Brinker International, Inc.	11,873	327,101
International Speedway Corp. - Class A	4,125	114,469
Life Time Fitness, Inc. (b)	6,437	325,519
Panera Bread Co. - Class A (b)	4,476	720,278
Scientific Games Corp. - Class A (b)	8,725	101,734
The Cheesecake Factory, Inc. (b)	8,200	240,998
The Wendy’s Co.	44,807	224,483
WMS Industries, Inc. (b)	8,362	198,430
		2,721,403
Household Durables (1.4%)
American Greetings Corp. - Class A	5,793	88,865
KB Home	10,877	96,805
MDC Holdings, Inc.	5,701	147,029
Mohawk Industries, Inc. (b)	8,677	577,107
NVR, Inc. (b)	849	616,654
Toll Brothers, Inc. (b)	22,168	531,810
Tupperware Brands Corp.	8,487	538,925
		2,597,195
Internet & Catalog Retail (0.1%)
HSN, Inc.	5,951	226,316
Leisure Equipment & Products (0.4%)
Polaris Industries, Inc.	10,350	746,752
Media (1.0%)
AMC Networks, Inc. - Class A (b)	8,640	385,603
DreamWorks Animation SKG, Inc. - Class A (b)	10,796	199,186
John Wiley & Sons, Inc. - Class A	7,118	338,746
Lamar Advertising Co. - Class A (b)	8,803	285,305
Meredith Corp.	5,577	181,030
Scholastic Corp.	3,761	132,688
The New York Times Co. - Class A (b)	18,281	124,128
Valassis Communications, Inc. (b)	6,457	148,511
		1,795,197
Multiline Retail (0.1%)
Saks, Inc. (b)	23,565	273,590
Specialty Retail (4.9%)
Aaron’s, Inc.	11,482	297,384
Advance Auto Parts, Inc.	11,011	975,244
Aeropostale, Inc. (b)	12,176	263,245
American Eagle Outfitters, Inc.	29,292	503,529
ANN, Inc. (b)	7,311	209,387
Barnes & Noble, Inc. (b)	6,121	81,103
Carter’s, Inc. (b)	7,750	385,718
Chico’s FAS, Inc.	25,352	382,815
Collective Brands, Inc. (b)	9,109	179,083
Dick’s Sporting Goods, Inc.	14,582	701,103
Foot Locker, Inc.	22,864	709,927
Guess?, Inc.	10,055	314,219
Office Depot, Inc. (b)	42,462	146,494
PetSmart, Inc.	16,871	965,359
RadioShack Corp.	15,016	93,400
Rent-A-Center, Inc.	8,932	337,183
Signet Jewelers, Ltd.	13,112	619,935
The Dress Barn, Inc. (b)	10,159	450,247
Tractor Supply Co.	10,798	977,867
Williams-Sonoma, Inc.	15,553	582,926
		9,176,168
Textiles, Apparel & Luxury Goods (2.0%)
Deckers Outdoor Corp. (b)	5,870	370,104
Fossil, Inc. (b)	7,848	1,035,779
Hanesbrands, Inc. (b)	14,673	433,440
PVH Corp.	10,271	917,508
The Warnaco Group, Inc. (b)	6,154	359,394
Under Armour, Inc. - Class A (b)	5,582	524,708
		3,640,933

See accompanying notes to investments in securities.

	Shares	Value(a)
Consumer Staples (3.9%)
Beverages (0.8%)
Monster Beverage Corp. (b)	22,922	$1,423,227
Food & Staples Retailing (0.1%)
Harris Teeter Supermarkets, Inc.	7,392	296,419
Food Products (1.9%)
Corn Products International, Inc.	11,502	663,090
Flowers Foods, Inc.	17,057	347,451
Green Mountain Coffee Roasters, Inc. (b)	19,647	920,266
Lancaster Colony Corp.	2,981	198,117
Post Holdings, Inc. (b)	4,099	134,980
Ralcorp Holdings, Inc. (b)	8,398	622,208
Smithfield Foods, Inc. (b)	24,335	536,100
Tootsie Roll Industries, Inc.	3,789	86,813
		3,509,025
Household Products (1.0%)
Church & Dwight Co., Inc.	21,529	1,059,011
Energizer Holdings, Inc. (b)	9,971	739,649
		1,798,660
Tobacco (0.1%)
Universal Corp.	3,460	161,236

Energy (5.9%)
Energy Equipment & Services (2.7%)
Atwood Oceanics, Inc. (b)	8,592	385,695
CARBO Ceramics, Inc.	3,020	318,459
Dresser-Rand Group, Inc. (b)	11,439	530,655
Dril-Quip, Inc. (b)	5,193	337,649
Helix Energy Solutions Group, Inc. (b)	15,935	283,643
Oceaneering International, Inc.	16,325	879,754
Oil States International, Inc. (b)	7,822	610,586
Patterson-UTI Energy, Inc.	23,363	403,946
Superior Energy Services, Inc. (b)	23,826	628,054
Tidewater, Inc.	7,753	418,817
Unit Corp. (b)	6,295	269,174
		5,066,432
Oil, Gas & Consumable Fuels (3.2%)
Arch Coal, Inc.	32,173	344,573
Bill Barrett Corp. (b)	7,014	182,434
Cimarex Energy Co.	12,936	976,280
Energy Transfer Equity L.P.	18,860	760,058
Forest Oil Corp. (b)	16,928	205,167
HollyFrontier Corp.	31,483	1,012,178
Northern Oil and Gas, Inc. (b)	9,503	197,092
Patriot Coal Corp. (b)	14,049	87,666
Plains Exploration & Production Co. (b)	19,383	826,685
Quicksilver Resources, Inc. (b)	17,889	90,161
SM Energy Co.	9,730	688,592
World Fuel Services Corp.	10,716	439,356
		5,810,242
Financial (20.3%)
Capital Markets (2.1%)
Affiliated Managers Group, Inc. (b)	8,097	905,326
Apollo Investment Corp.	29,791	213,602
Eaton Vance Corp.	17,421	497,892
Greenhill & Co., Inc.	4,350	189,834
Janus Capital Group, Inc.	28,484	253,792
Jefferies Group, Inc.	22,731	428,252
Raymond James Financial, Inc.	16,858	615,823
SEI Investments Co.	21,893	452,966
Waddell & Reed Financial, Inc. - Class A	12,869	417,084
		3,974,571
Commercial Banks (3.8%)
Associated Banc-Corp	26,279	366,855
BancorpSouth, Inc.	12,421	167,311
Bank of Hawaii Corp.	6,936	335,356
Cathay General Bancorp	11,857	209,869
City National Corp.	7,116	373,377
Commerce Bancshares, Inc.	11,920	482,998
Cullen/Frost Bankers, Inc.	9,311	541,807
East West Bancorp, Inc.	22,478	519,017
FirstMerit Corp.	16,509	278,342
Fulton Financial Corp.	30,284	317,982
Hancock Holding Co.	12,777	453,711
International Bancshares Corp.	7,980	168,777
Prosperity Bancshares, Inc.	7,129	326,508
Signature Bank (b)	7,020	442,541
SVB Financial Group (b)	6,589	423,936
Synovus Financial Corp.	119,781	245,551
TCF Financial Corp.	23,870	283,814
Trustmark Corp.	9,648	241,007
Valley National Bancorp	28,357	367,223
Webster Financial Corp.	11,074	251,048
Westamerica Bancorporation	4,234	203,232
		7,000,262
Diversified Financial Services (0.6%)
CBOE Holdings, Inc.	13,421	381,425
MSCI, Inc. (b)	18,330	674,727
		1,056,152

See accompanying notes to investments in securities.

	Shares	Value(a)
Diversified REIT’s (0.3%)
Liberty Property Trust	17,542	$626,600
Insurance (4.1%)
Alleghany Corp. (b)	2,195	722,374
American Financial Group, Inc.	11,545	445,406
Arthur J Gallagher & Co.	17,393	621,626
Aspen Insurance Holdings, Ltd.	10,633	297,086
Brown & Brown, Inc.	17,555	417,458
Everest Re Group, Ltd. (c)	8,184	757,184
Fidelity National Financial, Inc. - Class A	33,499	603,987
First American Financial Corp.	15,931	264,933
HCC Insurance Holdings, Inc.	15,739	490,585
Kemper Corp.	7,529	227,978
Mercury General Corp.	5,502	240,657
Old Republic International Corp.	39,208	413,644
Protective Life Corp.	12,349	365,777
Reinsurance Group of America, Inc.	11,142	662,615
StanCorp Financial Group, Inc.	6,652	272,333
The Hanover Insurance Group, Inc.	6,826	280,685
WR Berkley Corp.	16,850	608,622
		7,692,950
Office REIT’s (1.8%)
Alexandria Real Estate Equities, Inc.	9,419	688,812
Corporate Office Properties Trust SBI	10,844	251,689
Duke Realty Corp.	39,165	561,626
Highwoods Properties, Inc.	10,934	364,321
Mack-Cali Realty Corp.	13,248	381,807
SL Green Realty Corp.	13,098	1,015,750
		3,264,005
Real Estate Investment Trust-Apartments (0.3%)
Taubman Centers, Inc.	8,805	642,325
Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.	6,609	550,596
Residential REIT’s (2.2%)
American Campus Communities, Inc.	11,273	504,129
BRE Properties, Inc.	11,449	578,747
Camden Property Trust	11,915	783,411
Essex Property Trust, Inc.	5,288	801,185
Home Properties, Inc.	7,338	447,691
UDR, Inc.	33,766	901,890
		4,017,053
Retail REIT’s (2.5%)
Equity One, Inc.	8,964	181,252
Federal Realty Investment Trust	9,653	934,314
National Retail Properties, Inc.	15,992	434,822
Realty Income Corp.	20,151	780,448
Regency Centers Corp.	13,570	603,594
The Macerich Co.	19,956	1,152,459
Weingarten Realty Investors	18,270	482,876
		4,569,765
Specialized REIT’s (1.3%)
Hospitality Properties Trust	18,675	494,327
Omega Healthcare Investors, Inc.	15,684	333,442
Potlatch Corp.	6,009	188,322
Rayonier, Inc.	18,511	816,150
Senior Housing Properties Trust	24,590	542,210
		2,374,451
Thrifts & Mortgage Finance (1.0%)
Astoria Financial Corp.	12,633	124,561
First Niagara Financial Group, Inc.	53,195	523,439
New York Community Bancorp, Inc.	66,323	922,553
Washington Federal, Inc.	16,250	273,325
		1,843,878
Health Care (10.0%)
Biotechnology (1.6%)
Regeneron Pharmaceuticals, Inc. (b)	11,541	1,345,911
United Therapeutics Corp. (b)	8,108	382,130
Vertex Pharmaceuticals, Inc. (b) (d)	31,809	1,304,487
		3,032,528
Health Care Equipment & Supplies (2.6%)
Gen-Probe, Inc. (b)	6,838	454,112
Hill-Rom Holdings, Inc.	9,322	311,448
Hologic, Inc. (b)	39,880	859,414
IDEXX Laboratories, Inc. (b)	8,324	727,934
Masimo Corp. (b)	8,807	205,908
ResMed, Inc. (b)	21,799	673,807
STERIS Corp.	8,627	272,786
Teleflex, Inc.	6,190	378,518
The Cooper Cos., Inc.	7,175	586,269
Thoratec Corp. (b)	8,834	297,794
		4,767,990
Health Care Providers & Services (3.7%)
AMERIGROUP Corp. (b)	7,273	489,327
Catalyst Health Solutions, Inc. (b)	7,605	484,667
Community Health Systems, Inc. (b)	13,359	297,104

See accompanying notes to investments in securities.

	Shares	Value(a)
Health Management Associates, Inc. - Class A (b)	38,468	$258,505
Health Net, Inc. (b)	12,513	497,016
Henry Schein, Inc. (b)	13,573	1,027,205
HMS Holdings Corp. (b)	12,931	403,577
LifePoint Hospitals, Inc. (b)	7,321	288,740
Lincare Holdings, Inc.	13,155	340,451
Mednax, Inc. (b)	7,440	553,313
Omnicare, Inc.	17,176	610,950
Owens & Minor, Inc.	9,543	290,203
Universal Health Services, Inc. - Class B	14,601	611,928
VCA Antech, Inc. (b)	13,181	305,931
WellCare Health Plans, Inc. (b)	6,516	468,370
		6,927,287
Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc. (b)	28,721	476,769

Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc. - Class A (b)	3,005	311,588
Charles River Laboratories International, Inc. (b)	7,391	266,741
Covance, Inc. (b)	8,846	421,335
Mettler-Toledo International, Inc. (b) (c)	4,746	876,824
Techne Corp.	5,576	390,878
		2,267,366
Pharmaceuticals (0.6%)
Endo Pharmaceuticals Holdings, Inc. (b)	17,645	683,391
Medicis Pharmaceutical Corp. - Class A	8,852	332,746
		1,016,137
Industrials (16.4%)
Aerospace & Defense (1.3%)
Alliant Techsystems, Inc.	5,020	251,602
BE Aerospace, Inc. (b)	15,681	728,696
Esterline Technologies Corp. (b)	4,680	334,433
Exelis, Inc.	27,935	349,746
Huntington Ingalls Industries, Inc. (b)	7,320	294,557
Triumph Group, Inc.	6,565	411,363
		2,370,397
Airlines (0.3%)
Alaska Air Group, Inc. (b)	10,738	384,635
JetBlue Airways Corp. (b)	31,065	151,908
		536,543
Building Products (0.4%)
Fortune Brands Home & Security, Inc. (b)	23,867	526,744
Lennox International, Inc.	7,689	309,867
		836,611
Commercial Services & Supplies (1.6%)
Clean Harbors, Inc. (b)	7,180	483,429
Copart, Inc. (b)	16,220	422,855
Corrections Corp. of America (b)	15,028	410,415
Deluxe Corp.	7,625	178,578
Herman Miller, Inc.	8,752	200,946
HNI Corp.	6,715	186,341
Mine Safety Appliances Co.	4,609	189,338
Rollins, Inc.	9,686	206,118
The Brink’s Co.	7,019	167,544
Waste Connections, Inc.	18,632	606,099
		3,051,663
Construction & Engineering (1.2%)
Aecom Technology Corp. (b)	17,708	396,128
Granite Construction, Inc.	5,190	149,161
KBR, Inc.	22,380	795,609
The Shaw Group, Inc. (b)	9,805	310,916
URS Corp.	12,004	510,410
		2,162,224
Electrical Equipment (2.1%)
Acuity Brands, Inc.	6,328	397,588
AMETEK, Inc.	24,241	1,175,931
General Cable Corp. (b)	7,523	218,769
Hubbell, Inc. - Class B	9,052	711,306
Regal-Beloit Corp.	6,252	409,818
Thomas & Betts Corp. (b)	7,913	569,024
Woodward Governor Co.	9,113	390,310
		3,872,746
Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	9,342	466,353

Machinery (5.4%)
AGCO Corp. (b)	14,675	692,807
CLARCOR, Inc.	7,637	374,900
Crane Co.	7,327	355,359
Donaldson Co., Inc.	22,516	804,497
Gardner Denver, Inc.	7,682	484,120
Graco, Inc.	9,043	479,822
Harsco Corp.	12,171	285,532
IDEX Corp.	12,685	534,419
ITT Corp.	14,348	329,143
Kennametal, Inc.	12,034	535,874
Lincoln Electric Holdings, Inc.	12,640	572,845
Nordson Corp.	8,608	469,222

See accompanying notes to investments in securities.

	Shares	Value(a)
Oshkosh Corp. (b)	13,799	$319,723
Pentair, Inc.	14,885	708,675
SPX Corp.	7,756	601,323
Terex Corp. (b)	16,578	373,005
Timken Co.	12,667	642,723
Trinity Industries, Inc.	12,083	398,135
Valmont Industries, Inc.	3,455	405,651
Wabtec Corp.	7,293	549,673
		9,917,448
Marine (0.5%)
Alexander & Baldwin, Inc.	6,339	307,124
Kirby Corp. (b)	8,464	556,847
		863,971
Professional Services (0.9%)
FTI Consulting, Inc. (b)	6,303	236,489
Korn/Ferry International (b)	7,155	119,846
Manpower, Inc.	12,116	573,935
The Corporate Executive Board Co.	5,042	216,856
Tower Watson & Co. - Class A	7,653	505,634
		1,652,760
Road & Rail (1.5%)
Con-way, Inc.	8,351	272,326
JB Hunt Transport Services, Inc.	13,665	742,966
Kansas City Southern (b)	16,600	1,190,054
Landstar System, Inc.	7,018	405,079
Werner Enterprises, Inc.	6,654	165,419
		2,775,844
Trading Companies & Distributors (0.9%)
GATX Corp.	7,084	285,485
MSC Industrial Direct Co. - Class A	6,973	580,712
United Rentals, Inc. (b)	9,524	408,484
Watsco, Inc.	4,340	321,334
		1,596,015
Transportation (0.1%)
UTi Worldwide, Inc.	15,528	267,547

Information Technology (15.9%)
Communications Equipment (1.2%)
ADTRAN, Inc.	9,622	300,110
Ciena Corp. (b)	14,914	241,458
Plantronics, Inc.	6,498	261,610
Polycom, Inc. (b)	26,831	511,667
Riverbed Technology, Inc. (b)	23,815	668,725
Tellabs, Inc.	55,202	223,568
		2,207,138
Computers & Peripherals (0.6%)
Diebold, Inc.	9,388	361,626
NCR Corp. (b)	23,930	519,520
QLogic Corp. (b)	14,917	264,926
		1,146,072
Electronic Equipment, Instruments & Components (2.3%)
Arrow Electronics, Inc. (b)	16,887	708,747
Avnet, Inc. (b) (d)	21,930	798,033
Ingram Micro, Inc. - Class A (b)	22,693	421,182
Itron, Inc. (b)	5,993	272,142
National Instruments Corp.	13,994	399,109
Tech Data Corp. (b)	6,274	340,427
Trimble Navigation, Ltd. (b) (d)	18,847	1,025,654
Vishay Intertechnology, Inc. (b)	23,768	289,019
		4,254,313
Internet Software & Services (1.4%)
AOL, Inc. (b)	14,329	271,821
Equinix, Inc. (b)	7,054	1,110,652
Monster Worldwide, Inc. (b)	18,610	181,448
Rackspace Hosting, Inc. (b)	15,743	909,788
ValueClick, Inc. (b)	12,146	239,762
		2,713,471
IT Services (2.6%)
Acxiom Corp. (b)	11,800	173,224
Alliance Data Systems Corp. (b)	7,592	956,288
Broadridge Financial Solutions, Inc.	18,752	448,360
Convergys Corp. (b)	17,517	233,852
CoreLogic, Inc. (b)	16,091	262,605
DST Systems, Inc.	5,112	277,224
Gartner, Inc. - Class A (b)	14,116	601,906
Global Payments, Inc.	11,870	563,469
Jack Henry & Associates, Inc.	13,063	445,710
Lender Processing Services, Inc.	12,728	330,928
Mantech International Corp. - Class A	3,525	121,472
NeuStar, Inc. - Class A (b)	10,190	379,577
		4,794,615
Office Electronics (0.2%)
Zebra Technologies Corp. - Class A (b)	7,800	321,204

Semiconductors & Semiconductor Equipment (2.7%)
Atmel Corp. (b)	68,177	672,225
Cree, Inc. (b)	17,442	551,690
Cypress Semiconductor Corp. (b)	23,411	365,914
Fairchild Semiconductor International, Inc. (b)	19,043	279,932

See accompanying notes to investments in securities.

	Shares	Value(a)
Integrated Device Technology, Inc. (b)	21,377	$152,846
International Rectifier Corp. (b)	10,416	240,297
Intersil Corp. - Class A	19,120	214,144
Lam Research Corp. (b)	18,075	806,506
MEMC Electronic Materials, Inc. (b)	34,891	125,957
RF Micro Devices, Inc. (b)	41,763	207,980
Semtech Corp. (b)	9,841	280,075
Silicon Laboratories, Inc. (b)	6,362	273,566
Skyworks Solutions, Inc. (b)	28,465	787,057
		4,958,189
Software (4.9%)
ACI Worldwide, Inc. (b)	5,893	237,311
Advent Software, Inc. (b)	4,776	122,266
ANSYS, Inc. (b)	14,045	913,206
Cadence Design Systems, Inc. (b)	41,404	490,223
Compuware Corp. (b)	33,045	303,684
Concur Technologies, Inc. (b)	7,072	405,791
Factset Research Systems, Inc.	6,844	677,830
Fair Isaac Corp.	5,448	239,167
Informatica Corp. (b)	16,268	860,577
Mentor Graphics Corp. (b)	14,062	208,961
MICROS Systems, Inc. (b)	12,083	668,069
Parametric Technology Corp. (b)	17,921	500,713
Quest Software, Inc. (b)	8,489	197,539
Rovi Corp. (b)	16,219	527,928
Solera Holdings, Inc.	10,591	486,021
Synopsys, Inc. (b)	22,043	675,838
TIBCO Software, Inc. (b)	25,193	768,387
VeriFone Systems, Inc. (b)	16,003	830,076
		9,113,587
Materials (6.2%)
Chemicals (2.8%)
Albemarle Corp.	13,495	862,600
Ashland, Inc.	11,875	725,088
Cabot Corp.	9,533	406,869
Cytec Industries, Inc.	6,889	418,782
Intrepid Potash, Inc. (b)	7,903	192,280
Minerals Technologies, Inc.	2,683	175,495
NewMarket Corp.	1,633	306,024
Olin Corp.	12,087	262,892
RPM International, Inc.	19,822	519,138
Sensient Technologies Corp.	7,614	289,332
The Scotts Miracle-Gro Co. - Class A	6,557	355,127
Valspar Corp.	14,109	681,324
		5,194,951
Construction Materials (0.3%)
Martin Marietta Materials, Inc.	6,873	588,535

Containers & Packaging (1.5%)
Aptargroup, Inc.	9,972	546,166
Greif, Inc. - Class A	4,594	256,897
Packaging Corp. of America	14,590	431,718
Rock-Tenn Co. - Class A	10,634	718,433
Silgan Holdings, Inc.	7,534	333,003
Sonoco Products Co.	15,200	504,640
		2,790,857
Metals & Mining (1.2%)
Carpenter Technology Corp.	6,636	346,598
Commercial Metals Co.	17,466	258,846
Compass Minerals International, Inc.	4,956	355,543
Reliance Steel & Aluminum Co.	11,298	638,111
Steel Dynamics, Inc.	33,116	481,507
Worthington Industries, Inc.	7,921	151,925
		2,232,530
Paper & Forest Products (0.4%)
Domtar Corp.	5,546	528,978
Louisiana-Pacific Corp. (b)	20,718	193,713
		722,691
Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.2%)
tw telecom, Inc. (b)	22,607	500,971

Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	14,594	337,851

Utilities (5.2%)
Electric Utilities (1.5%)
Cleco Corp.	9,123	361,727
Great Plains Energy, Inc.	20,529	416,123
Hawaiian Electric Industries, Inc.	14,491	367,347
IDACORP, Inc.	7,566	311,114
NV Energy, Inc.	35,681	575,177
PNM Resources, Inc.	12,010	219,783
Westar Energy, Inc.	19,045	531,927
		2,783,198
Gas Utilities (1.5%)
Atmos Energy Corp.	13,638	429,052
Energen Corp.	10,861	533,818
National Fuel Gas Co.	12,595	606,071
Questar Corp.	26,899	518,075
UGI Corp.	16,952	461,942

See accompanying notes to investments in securities.

	Shares	Value(a)
WGL Holdings, Inc.	7,719	$314,163
		2,863,121
Multi-Utilities (1.9%)
Alliant Energy Corp.	16,773	726,606
Black Hills Corp.	6,641	222,673
MDU Resources Group, Inc.	28,547	639,167
NSTAR	15,649	761,011
OGE Energy Corp.	14,808	792,228
Vectren Corp.	12,344	358,717
		3,500,402
Water Utilities (0.3%)
Aqua America, Inc.	20,967	467,354

Total common stocks (cost: $ 137,726,209)		180,067,354

Short-Term Securities (2.8%)

Investment Companies (2.8%)
JPMorgan U.S. Government Money Market Fund, current rate 0.010%	500,000	500,000
SEI Investments Treasury Mutual Funds, current rate 0.010%	650,000	650,000
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	4,078,770	4,078,770
Total short-term securities (cost: $ 5,228,770)		5,228,770
Total investments in securities (cost: $ 142,954,979) (e)		185,296,124
Liabilities in excess of cash and other assets (0.0%)		(5,024)
Total net assets (100.0%)		$185,291,100

Investments in Securities Legend

(a)              Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)             Non-income producing security.

(c)              The Portfolio held 0.9% of net assets in foreign securities at March 31, 2012.

(d)             Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2012, securities with an aggregate market value of $2,082,300 have been segregated to cover margin requirements for the following open futures contracts:

Type (Expiration)	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)

S&P Mid 400® E-Mini Future (June 2012)	51	Long	119,053

(e)              At March 31, 2012 the cost of securities for federal income tax purposes was $143,663,148. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$50,633,213
Gross unrealized depreciation	(9,000,237)
Net unrealized appreciation	$41,632,976

See accompanying notes to investments in securities.

Real Estate Securities Portfolio

Investments in Securities

March 31, 2012

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.3%)
Consumer Discretionary (1.5%)
Hotels, Restaurants & Leisure (1.5%)
Starwood Hotels & Resorts Worldwide, Inc.	28,500	$1,607,685

Financial (94.7%)
Diversified REIT’s (3.7%)
PS Business Parks, Inc.	12,200	799,588
Retail Opportunity Investments Corp.	69,200	833,168
Vornado Realty Trust	27,586	2,322,741
		3,955,497
Industrial REIT’s (4.4%)
EastGroup Properties, Inc.	6,700	336,474
ProLogis, Inc.	121,381	4,372,144
		4,708,618
Mortgage REIT’s (0.3%)
Colony Financial, Inc.	22,900	375,102

Office REIT’s (15.5%)
Alexandria Real Estate Equities, Inc. (b)	25,100	1,835,563
BioMed Realty Trust, Inc.	87,000	1,651,260
Boston Properties, Inc.	40,683	4,271,308
Brandywine Realty Trust	78,500	901,180
Digital Realty Trust, Inc.	26,300	1,945,411
Duke Realty Corp.	80,300	1,151,502
DuPont Fabros Technology, Inc.	21,700	530,565
Highwoods Properties, Inc.	6,400	213,248
Kilroy Realty Corp.	37,000	1,724,570
SL Green Realty Corp.	31,100	2,411,805
		16,636,412
Real Estate Operating Companies (3.0%)
Brookfield Properties Corp. (c)	131,316	2,291,464
Forest City Enterprises, Inc. - Class A (d)	57,500	900,450
		3,191,914
Real Estate Services (0.4%)
CBRE Group, Inc. (b) (d)	21,000	419,160

Residential REIT’s (20.2%)
Associated Estates Realty Corp.	70,500	1,151,970
AvalonBay Communities, Inc.	26,700	3,774,045
BRE Properties, Inc.	15,900	803,745
Camden Property Trust	29,500	1,939,625
Colonial Properties Trust	30,100	654,073
Equity Lifestyle Properties, Inc.	10,300	718,322
Equity Residential (b)	85,700	5,366,534
Essex Property Trust, Inc.	10,616	1,608,430
Home Properties, Inc.	18,900	1,153,089
Mid-America Apartment Communities, Inc.	24,800	1,662,344
Post Properties, Inc.	26,000	1,218,360
UDR, Inc.	59,200	1,581,232
		21,631,769
Retail REIT’s (22.3%)
Acadia Realty Trust	67,936	1,531,277
Agree Realty Corp.	42,484	959,289
CBL & Associates Properties, Inc.	43,700	826,804
DDR Corp.	148,100	2,162,260
General Growth Properties, Inc.	53,500	908,965
Kimco Realty Corp.	85,100	1,639,026
Primaris Retail Real Estate Investment Trust (c)	31,062	672,551
Regency Centers Corp.	3,200	142,336
RioCan Real Estate Investment Trust (c)	3,100	83,839
Simon Property Group, Inc.	73,979	10,777,261
Tanger Factory Outlet Centers	33,000	981,090
The Macerich Co.	44,069	2,544,985
Weingarten Realty Investors	25,500	673,965
		23,903,648
Specialized REIT’s (24.9%)
American Tower Corp.	15,000	945,300
Chesapeake Lodging Trust	26,700	479,799
CubeSmart	114,100	1,357,790
HCP, Inc.	79,700	3,144,962
Health Care REIT, Inc.	72,900	4,006,584
Hersha Hospitality Trust	199,179	1,087,517
Host Hotels & Resorts, Inc.	153,246	2,516,299
LaSalle Hotel Properties	34,100	959,574
LTC Properties, Inc.	15,400	492,800
Pebblebrook Hotel Trust	17,806	402,060
Public Storage	32,200	4,449,074
Sovran Self Storage, Inc.	18,000	896,940
Sunstone Hotel Investors, Inc. (d)	114,900	1,119,126
Ventas, Inc.	82,996	4,739,072
		26,596,897
Telecommunication Services (1.1%)
Wireless Telecommunication Services (1.1%)
Crown Castle International Corp. (d)	21,800	1,162,812

Total common stocks (cost: $ 69,328,216)		104,189,514

See accompanying notes to investments in securities.

	Shares	Value(a)
Preferred Stocks (1.8%)
Financial (1.8%)
Diversified REIT’s (0.5%)
CapLease, Inc. Series A	20,500	$501,430

Office REIT’s (0.8%)
Digital Realty Trust, Inc. Series E	30,500	803,980

Specialized REIT’s (0.5%)
Pebblebrook Hotel Trust Series B	23,500	586,560

Total preferred stocks (cost: $ 1,775,664)		1,891,970

Short-Term Securities (1.0%)
Investment Company (1.0%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	1,036,523	1,036,523

Total short-term securities (cost: $ 1,036,523)		1,036,523
Total investments in securities (cost: $ 72,140,403) (e)		107,118,007
Liabilities in excess of cash and other assets (-0.1%)		(98,077)
Total net assets (100.0%)		$107,019,930

Investments in Securities Legend

(a)                        Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)                       Fully or partially pledged as collateral for the following call options written (See Notes 2 and 7).

Call Options Written	Contracts	Expiration Date	Exercise Price	Value(a)
Equity Residential	207	April 2012	$60.00	$(57,960)
Alexandria Real Estate Equities, Inc.	69	April 2012	75.00	(690)
CBRE Group, Inc.	210	June 2012	20.00	(27,300)
Total Call Options Written				$(85,950)

(c)                        The Portfolio held 2.8% of net assets in foreign securities at March 31, 2012.

(d)                       Non-income producing security.

(e)                        At March 31, 2012 the cost of securities for federal income tax purposes was $73,814,474. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$33,312,308
Gross unrealized depreciation	(8,775)
Net unrealized appreciation	$33,303,533

See accompanying notes to investments in securities.

Advantus Series Fund, Inc.

Notes to Investments in Securities

March 31, 2012

(Unaudited)

(1)         Organization

Advantus Series Fund, Inc. (the Fund) is a Minnesota corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with a series of seven portfolios (each a Portfolio and collectively the Fund: Bond, Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap and Real Estate Securities.)  Each Portfolio is diversified except for the International Bond Portfolio.  The Fund’s prospectus provides a detailed description of each Portfolio’s investment objective, policies and strategies.  The Portfolios issue two classes of shares: Class 1 and Class 2, except for the Money Market Portfolio which only issues one class of shares (Class 1 shares were registered under the Securities Act of 1933 effective November 6, 2007, but the Portfolio did not commence the issue of Class 1 shares until February 11, 2008).  Class 2 shares and shares of the Money Market Portfolio are subject to a Rule 12b-1 fee that Class 1 shares are not.  Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of Rule 12b-1 fees charged differs between Class 1 and Class 2 shares.  Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund accounts for the assets, liabilities and operations of each Portfolio separately.  Shares of the Fund will not be offered directly to the public, but sold only to Minnesota Life Insurance Company’s (“Minnesota Life”) and Securian Life Insurance Company’s (“Securian Life”) separate accounts in connection with Minnesota Life and Securian Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

At a Board of Directors meeting held July 28, 2011, a reorganization agreement was approved under which each Portfolio of the Fund will be reorganized as a separate portfolio of Securian Funds Trust, a newly formed Delaware statutory trust.  The successor portfolios will have the same investment adviser, investment objectives, principal strategies and risks as the corresponding predecessor Portfolios and portfolio expenses are not expected to increase as a result of the reorganization.  At a meeting of shareholders held October 21, 2011, shareholders of each of the Fund’s Portfolios approved the reorganization agreement.  The proposed reorganization was effective May 1, 2012.

(2)             Summary of Significant Accounting Policies

The significant accounting policies followed consistently by the Fund are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Portfolio’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Valuation Committee (“Valuation Committee”) under the supervision of the Fund’s Board of Directors and in accordance with Board-approved valuation policies and procedures.

A Portfolio’s investments will also be valued at fair value by the Valuation Committee if Advantus Capital, investment advisor of the Fund, determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Portfolio’s share is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the Money Market Portfolio, are valued at market.  Pursuant to Rule 2a-7 of the 1940 Act, all securities in the Money Market Portfolio are valued at amortized cost, which approximates fair value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the Money Market Portfolio will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the highest-cost basis.  Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with net realized and unrealized gains or losses from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The International Bond Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. International Bond may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by International Bond and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. International Bond is subject to the credit risk that the other party will not complete the obligations of the contract.  The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to or protect itself from market changes, the Fund (excluding the Money Market Portfolio) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund may also buy and write put and call options on these future contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Portfolio recognizes a realized gain or loss when the contract is closed or expired.

Repurchase Agreements

Each Portfolio may enter into repurchase agreements with respect to securities.  A repurchase agreement is a transaction in which a Portfolio acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date.  Each Portfolio requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government-sponsored enterprise securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement.  If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Portfolio may incur a loss upon disposition of the securities.  Repurchase agreements are carried at fair value obtained from an independent pricing source.  At March 31, 2012, no Portfolios were invested in repurchase agreements.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Portfolio on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of March 31, 2012, the Bond and Mortgage Securities Portfolios had entered into outstanding, when-issued or forward commitments at fair value of $10,945,264 and $17,193,628, respectively. The Portfolios have segregated sufficient assets as collateral to cover such when-issued and forward commitments.

Options Transactions

Each Portfolio except Money Market Portfolio may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others.  Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a fund pays a premium whether or not the option is exercised. A fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

 (3)   Illiquid Securities

      Each Portfolio currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits its investment in illiquid securities to 5% of net assets. At March 31, 2012, investments in securities of Bond and Mortgage Securities include issues that are illiquid. The aggregate values of illiquid securities held by Bond and Mortgage were $11,254,057 and $3,212,783, respectively, which represent 3.1% and 3.1% of net assets, respectively. Pursuant to guidelines adopted by the Fund’s Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

	Acquisition	Acquisition
Security	Date	Cost
Bond Portfolio
BHN I Mortgage Fund	Various	69,485
Countryplace Manufactured Housing Contract Trust	06/29/2005	1,754,858
Global Mortgage Securitization Ltd.	11/24/2004	1,233,800
Hometown Commercial Mortgage	Various	3,232,619
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	1,246,966
Multi Security Asset Trust	02/24/2005	1,523,089
OneBeacon US Holdings, Inc.	Various	485,932
StanCorp Financial Group, Inc.	09/20/2002	2,049,234
Symetra Financial Corp.	Various	1,707,729
		$13,303,712

Mortgage Securities Portfolio
Asset Securitization Corp	Various	439,144
BHN I Mortgage Fund	Various	62,475
Countryplace Manufactured Housing Contract Trust	06/29/2005	812,453
Global Mortgage Securitization Ltd.	11/24/2004	1,024,363
GMAC Commercial Mortgage Sec.	Various	5,767
Hometown Commercial Mortgage	11/28/2006	872,467
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	414,076
Multi Security Asset Trust	02/24/2005	977,562
		$4,608,307

  (4)  Fair Value Measurement

The Fund has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical investments. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of an investment. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, written options and swap contracts.

The following is a summary of the levels used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities:

	Fair Value Measurement at March 31, 2012 using
Fund*	Level 1	Level 2	Level 3	Total
Bond
Assets
Government Obligations	$—	$164,650,674	$—	$164,650,674
Asset-Backed	—	19,261,086	1,630,779	20,891,865
Other Mortgage-Backed	—	32,123,555	1,524,974	33,648,529
Corporate Obligations	—	134,764,905	—	134,764,905
Investment Companies	9,021,910	—	—	9,021,910
Total Investments	9,021,910	350,800,220	3,155,753	362,977,883
Other Financial Instruments**
Futures Contracts	177,342	—	—	177,342
Money Market
Assets
Commercial Paper	—	26,497,429	—	26,497,429
Corporate Notes	—	23,455,777	—	23,455,777
U.S. Government Obligations	—	36,251,804	—	36,251,804
Other Short-Term Investments	—	7,989,527	—	7,989,527
Investment Companies	12,371,872	—	—	12,371,872
Total Investments	12,371,872	94,194,537	—	106,566,409
Mortgage Securities
Assets
Government Obligations	—	86,665,218	—	86,665,218
Asset-Backed	—	4,208,112	815,210	5,023,322
Other Mortgage-Backed	—	6,854,299	982,051	7,836,350
Investment Companies	17,380,498	—	—	17,380,498
Total Investments	17,380,498	97,727,629	1,797,261	116,905,388

Index 500
Assets
Common Stocks	452,402,858	—	—	452,402,858
Investment Companies	12,185,326	—	—	12,185,326
Total Investments	464,588,184	—	—	464,588,184
Other Financial Instruments**
Futures Contracts	161,859	—	—	161,859
International Bond
Assets
Long Term Debt Securities
Argentina	—	744,784	—	744,784
Australia	—	11,153,179	—	11,153,179
Brazil	—	7,284,105	—	7,284,105
Great Britain	—	3,527,904	—	3,527,904
Hungary	—	3,669,582	—	3,669,582
Indonesia	—	8,484,110	—	8,484,110
Ireland	—	5,113,407	—	5,113,407
Israel	—	1,263,215	—	1,263,215
Lithuania	—	2,380,400	—	2,380,400
Malaysia	—	2,056,061	—	2,056,061
Mexico	—	7,652,925	—	7,652,925
Philippines	—	159,600	—	159,600
Poland	—	12,680,707	—	12,680,707
Russia	—	3,555,973	—	3,555,973
Singapore	—	1,671,222	—	1,671,222
South Africa	—	1,275,587	—	1,275,587
South Korea	—	17,616,889	—	17,616,889
Sri Lanka	—	—	1,579,461	1,579,461
Sweden	—	5,344,489	—	5,344,489
Ukraine	—	982,418	—	982,418
United States	—	413,307	—	413,307
Venezuela	—	813,150	—	813,150
Vietnam	—	961,400	—	961,400
Short Term Debt Securities
Hungary	—	109,217	—	109,217
Israel	—	818,691	—	818,691
Malaysia	—	3,704,422	—	3,704,422
Norway	—	—	3,257,335	3,257,335
Philippines	—	50,973	66,061	117,034
Sri Lanka	—	—	3,278	3,278
United States	—	1,829,998	—	1,829,998
Investment Companies	5,731,744	—	—	5,731,744
Total Investments	5,731,744	105,317,715	4,906,135	115,955,594
Other Financial Instruments**
Forward Foreign Currency Contracts	—	1,474,336	—	1,474,336
Index 400 Mid-Cap
Assets
Common Stocks	180,067,354	—	—	180,067,354
Investment Companies	5,228,770	—	—	5,228,770
Total Investments	185,296,124	—	—	185,296,124
Other Financial Instruments**
Futures Contracts	119,053	—	—	119,053
Real Estate Securities
Assets
Common Stocks	104,189,514	—	—	104,189,514

Preferred Stocks	1,891,970	—	—	1,891,970
Investment Companies	1,036,523	—	—	1,036,523
Total Investments	107,118,007	—	—	107,118,007
Liabilities
Other Financial Instruments**
Written Options	(85,950)	—	—	(85,950)

* For additional details, see Schedule of Investments.

**Investments in Other Financial Instruments are derivative instruments reflected in the notes to the Schedule of Investments in Securities.  All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the instruments.

Level 2 Measurements:

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities — These securities are principally valued using the market and income approaches. Valuation based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as a benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities — These securities are principally valued using the market approach. Valuation based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Long-term debt securities comprised of Foreign government and state and political subdivision fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Level 3 Measurements:

In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described above. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3.

Corporate obligations comprised of U.S. corporate and foreign corporate securities — These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data. Below investment grade securities and ABS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

Long-term debt securities comprised of Foreign government and state and political subdivision securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques, however these securities are less liquid and certain of the inputs are based on very limited trading activity.

For the period ended March 31, 2012, it has been determined that no significant transfers between Levels 1 and 2 occurred.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.  The Fund’s policy is to recognize transfers between the levels as of the end of the period.  The following table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the period.

Portfolio	Beginning Balance 12/31/2011	Purchases	Sales	Accrued discounts (premiums)	Total realized and unrealized gains (losses)	Transfers in to Level 3	Transfers out of Level 3	Ending Balance 03/31/2012	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 3/31/2012
Bond
Asset-Backed	$1,654,362	—	—	—	(23,583)	—	—	1,630,779	(23,583)
Other Mortgage Backed	23,906	1,486,013	1,966	(48)	17,069	—	—	1,524,974	17,183
Total	1,678,268	1,486,013	1,966	(48)	(6,514)	—	—	3,155,753	(6,400)

Mortgage Securities
Asset-Backed	867,653	—	53,080	—	637	—	—	815,210	631
Other Mortgage Backed	544,165	421,706	38,072	1,262	52,990	—	—	982,051	16,474
Total	1,411,818	421,706	91,152	1,262	53,627	—	—	1,797,261	17,105

Index 500
Common	230	6,529	992	—	(5,146)	—	(621)	—	160
Preferred	230	548	88		(69)		(621)		160
Total	460	7,077	1,080	—	(5,215)	—	(1,242)	—	320

International Bond
Malaysia	389,229	378,946	—	4,314	10,547	—	783,036	—	10,547
Norway	—	3,210,188	—	395	46,752	—	—	3,257,335	46,752
Philippines	14,649	51,363	—	119	(70)	—	—	66,061	(70)
Sri Lanka	1,877,885	731	—	2,026	(297,903)	—	—	1,582,739	(297,903)
Total	2,281,763	3,641,228	—	6,854	(240,674	—	783,036	4,906,135	(240,674)

(5)   Derivative Instruments Reporting

The Fund provides, when applicable, disclosures of the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance. Generally the derivative instruments outstanding as of period end are disclosed in the Notes to Schedule of Investments.

Equity derivatives were purchased or sold to generally manage the Index Portfolios’ liquidity and to attempt to replicate intended stock investments to maintain a fully invested Portfolio.

Interest rate derivatives are used both to manage the average duration of a Portfolio’s fixed income portfolio, as well as, to hedge against the effects of interest rate changes on a portfolio’s current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes on a Portfolios’ current or intended investments in foreign securities, as well as, to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

(6)   Subsequent Events

Management has evaluated subsequent events for the Portfolios through the date the financial statements are issued, and has concluded there are no events that require financial statement disclosure and/or adjustments to the financial statements.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q in accordance with Rule 30a-3(b) under the Investment Company Act of 1940, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)):

Exhibit 99.CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Securian Funds Trust, the successor to Advantus Series Fund, Inc.

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President

Date:  May 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President
(Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer
(Principal Financial Officer)

Date:  May 18, 2012